KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Contract Owners of C.M. Multi-Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise C.M. Multi-Account A (collectively, the “Separate Account”), as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the related notes including the financial highlights in Note 8 for each of the years or periods in the five-year period then ended (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, and the results of their operations and changes in net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the MassMutual Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

C.M. Multi-Account A was comprised of the following sub-accounts of as December 31, 2022. Statements of assets and liabilities as of December 31, 2022, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2022 unless otherwise noted.

Sub-Accounts
Fidelity® VIP Contrafund® Sub-Account	MML Fundamental Equity Sub-Account
Invesco Oppenheimer V.I. International Growth Sub-Account	MML Fundamental Value Sub-Account
Invesco V.I. Capital Appreciation Sub-Account	MML Global Sub-Account
Invesco V.I. Conservative Balanced Sub-Account	MML Growth Allocation Sub-Account
Invesco V.I. Core Plus Bond Sub-Account*	MML High Yield Sub-Account
Invesco V.I. Discovery Mid Cap Growth Sub-Account	MML Income & Growth Sub-Account
Invesco V.I. Diversified Dividend Sub-Account	MML Inflation- Protected and Income Sub-Account
Invesco V.I. Global Strategic Income Sub-Account	MML International Equity Sub-Account
Invesco V.I. Global Sub-Account	MML Large Cap Growth Sub-Account
Invesco V.I. Health Care Sub-Account	MML Managed Bond Sub-Account (Initial Class)
Invesco V.I. Main Street Sub-Account	MML Managed Bond Sub-Account (Service Class)
Invesco V.I. Technology Sub-Account	MML Managed Volatility Sub-Account
Invesco V.I. U.S. Government Money Sub-Account	MML Mid Cap Growth Sub-Account
MML Aggressive Allocation Sub-Account	MML Mid Cap Value Sub-Account
MML American Funds Core Allocation Sub-Account	MML Moderate Allocation Sub-Account
MML American Funds Growth Sub-Account	MML Short-Duration Bond Sub-Account
MML Balanced Allocation Sub-Account	MML Small Cap Equity Sub-Account
MML Blend Sub-Account	MML Small Cap Growth Equity Sub-Account
MML Blue Chip Growth Sub-Account	MML Small Company Value Sub-Account
MML Conservative Allocation Sub-Account	MML Small/Mid Cap Value Sub-Account
MML Equity Sub-Account	MML Strategic Emerging Markets Sub-Account
MML Equity Income Sub-Account	MML Sustainable Equity Sub-Account*
MML Equity Index Sub-Account	MML Total Return Bond Sub-Account
MML Focused Equity Sub-Account	MML U.S. Government Money Market Sub-Account
MML Foreign Sub-Account	PIMCO Commodity-RealReturn® Strategy Sub-Account
VY® CBRE Global Real Estate Sub-Account*

* See Note 2 to the financial statements for the previous name of this sub-account.

Statements of operations and changes in net assets for the period January 1, 2022 to November 4, 2022 (liquidation) and for the year ended December 31, 2021.

MML American Funds International Sub-Account

F-2

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	VIP	International	Capital	Conservative	Invesco V.I.	Discovery	Diversified	Global Strategic
	Contrafund®	Growth	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	2,164,002	8,251,933	1,045,272	633,147	594,829	463,410	126,485	5,654,557
Identified cost	$78,018,983	$18,351,922	$50,657,066	$9,160,027	$3,978,992	$34,480,907	$3,286,657	$27,918,705
Value	$81,972,404	$13,863,249	$36,344,111	$8,813,402	$3,307,250	$25,723,887	$3,160,872	$22,278,956
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	13,684	144	-	566	-	-	-	-
Total assets	81,986,088	13,863,393	36,344,111	8,813,968	3,307,250	25,723,887	3,160,872	22,278,956
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	3,437	1,043	8,706	3,302	4,328	4,646	-	3,865
Payable to C.M. Life Insurance Company	-	-	142	-	77	86	5	98
Total liabilities	3,437	1,043	8,848	3,302	4,405	4,732	5	3,963
NET ASSETS	$81,982,651	$13,862,350	$36,335,263	$8,810,666	$3,302,845	$25,719,155	$3,160,867	$22,274,993
Net Assets:
Accumulation units - value	$81,854,285	$13,811,377	$36,041,684	$8,700,609	$3,158,566	$25,564,375	$3,160,867	$22,128,201
Contracts in payout (annuitization) period	128,366	50,973	293,579	110,057	144,279	154,780	-	146,792
Net assets	$81,982,651	$13,862,350	$36,335,263	$8,810,666	$3,302,845	$25,719,155	$3,160,867	$22,274,993
Outstanding units
Contract owners	1,770,324	625,287	1,395,741	538,086	241,891	1,308,273	203,141	1,157,751
UNIT VALUE
Panorama Premier	$57.99	$34.32	$29.44	$16.23	$13.65	$26.49	$16.10	$19.12
Panorama Passage®
Tier 1	43.30	22.02	29.35	15.90	-	26.04	15.77	18.63
Tier 2	41.96	21.34	28.44	15.41	-	25.23	15.28	18.05
Tier 3	45.89	23.34	31.11	16.83	-	27.59	16.69	19.75
Tier 4	43.60	22.17	29.56	15.99	-	26.22	15.86	18.76
MassMutual Artistry	39.54	16.55	21.78	16.52	-	14.78	14.71	19.16

See Notes to Financial Statements.

F-3

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

							MML	MML
					Invesco V.I.	MML	American	American
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Aggressive	Funds	Funds
	Global	Health Care	Main Street	Technology	Money	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	1,906,562	304,708	2,386,506	299,622	4,453,609	2,828,105	1,108,856	440,670
Identified cost	$72,645,479	$8,454,595	$54,106,536	$6,629,387	$4,453,609	$27,720,978	$13,088,413	$6,956,957
Value	$59,294,081	$7,663,403	$38,470,467	$3,772,244	$4,453,609	$23,360,150	$11,509,926	$5,354,146
Dividends receivable	-	-	-	-	912	-	-	-
Receivable from C.M. Life Insurance Company	7,546	-	466	-	22	3	-	-
Total assets	59,301,627	7,663,403	38,470,933	3,772,244	4,454,543	23,360,153	11,509,926	5,354,146
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	10,959	79	6,514	834	383	-	-	-
Payable to C.M. Life Insurance Company	-	21	-	42	-	-	2	-
Total liabilities	10,959	100	6,514	876	383	-	2	-
NET ASSETS	$59,290,668	$7,663,303	$38,464,419	$3,771,368	$4,454,160	$23,360,153	$11,509,924	$5,354,146
Net Assets:
Accumulation units - value	$58,917,474	$7,660,669	$38,190,136	$3,743,577	$4,441,387	$23,360,153	$11,509,924	$5,354,146
Contracts in payout (annuitization) period	373,194	2,634	274,283	27,791	12,773	-	-	-
Net assets	$59,290,668	$7,663,303	$38,464,419	$3,771,368	$4,454,160	$23,360,153	$11,509,924	$5,354,146
Outstanding units
Contract owners	1,800,117	232,075	1,414,996	475,023	412,683	1,051,581	469,342	106,486
UNIT VALUE
Panorama Premier	$39.65	$34.25	$27.24	$7.93	$11.68	$21.52	$-	$-
Panorama Passage®
Tier 1	38.97	33.56	27.62	7.77	10.00	21.24	-	-
Tier 2	37.76	32.52	26.76	7.53	9.69	20.73	-	-
Tier 3	41.30	35.52	29.27	8.23	10.60	22.04	-	-
Tier 4	39.24	33.75	27.81	7.82	10.07	21.20	-	-
MassMutual Artistry	27.66	31.05	25.54	7.85	10.33	22.24	24.52	50.28

See Notes to Financial Statements.

F-4

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML		MML	MML			MML	MML
	Balanced	MML	Blue Chip	Conservative	MML	MML	Equity	Focused
	Allocation	Blend	Growth	Allocation	Equity	Equity Income	Index	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	2,427,960	3,175,345	1,954,163	1,860,385	1,088,127	1,799,072	676,011	132,111
Identified cost	$23,779,351	$67,374,057	$32,057,681	$18,215,319	$28,604,109	$19,256,425	$18,715,194	$843,534
Value	$20,054,948	$53,418,874	$20,909,546	$14,976,100	$29,119,668	$18,170,631	$18,069,773	$912,885
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1,121	-	-	-	-	-	-
Total assets	20,054,948	53,419,995	20,909,546	14,976,100	29,119,668	18,170,631	18,069,773	912,885
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	12,311	540	-	7,058	223	1,957	-
Payable to C.M. Life Insurance Company	3	-	28	5	139	22	46	18
Total liabilities	3	12,311	568	5	7,197	245	2,003	18
NET ASSETS	$20,054,945	$53,407,684	$20,908,978	$14,976,095	$29,112,471	$18,170,386	$18,067,770	$912,867
Net Assets:
Accumulation units - value	$19,887,733	$52,992,133	$20,890,964	$14,857,189	$28,877,220	$18,136,286	$18,002,524	$912,867
Contracts in payout (annuitization) period	167,212	415,551	18,014	118,906	235,251	34,100	65,246	-
Net assets	$20,054,945	$53,407,684	$20,908,978	$14,976,095	$29,112,471	$18,170,386	$18,067,770	$912,867
Outstanding units
Contract owners	1,163,462	2,117,617	465,455	913,423	1,147,772	475,610	620,659	29,349
UNIT VALUE
Panorama Premier	$16.83	$23.58	$43.82	$15.99	$22.49	$37.17	$28.78	$30.66
Panorama Passage®
Tier 1	16.61	24.87	43.05	15.78	24.89	36.52	29.80	30.37
Tier 2	16.22	24.10	41.72	15.40	24.12	35.38	28.87	29.86
Tier 3	17.24	26.36	45.22	16.38	26.38	38.36	31.58	31.19
Tier 4	16.58	25.05	42.97	15.75	25.07	36.44	30.01	30.34
MassMutual Artistry	17.39	26.16	45.76	16.52	27.02	38.81	27.52	31.39

See Notes to Financial Statements.

F-5

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

								MML
		MML	MML		MML		MML	Inflation-
	MML	Fundamental	Fundamental	MML	Growth	MML	Income	Protected
	Foreign	Equity	Value	Global	Allocation	High Yield	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	821,217	118,662	125,586	2,479,792	6,751,518	332,909	2,062,600	941,581
Identified cost	$7,828,614	$1,149,862	$1,521,993	$17,214,426	$60,622,440	$3,184,096	$21,453,096	$9,717,328
Value	$6,832,526	$940,994	$1,394,002	$10,712,701	$49,826,205	$2,686,574	$22,317,333	$8,163,503
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	6	-	4
Total assets	6,832,526	940,994	1,394,002	10,712,701	49,826,205	2,686,580	22,317,333	8,163,507
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	1,414	-	-	521	-	-	1,777	905
Payable to C.M. Life Insurance Company	39	8	8	148	14	-	31	-
Total liabilities	1,453	8	8	669	14	-	1,808	905
NET ASSETS	$6,831,073	$940,986	$1,393,994	$10,712,032	$49,826,191	$2,686,580	$22,315,525	$8,162,602
Net Assets:
Accumulation units - value	$6,783,933	$940,986	$1,393,994	$10,694,673	$49,826,191	$2,686,580	$22,256,277	$8,129,191
Contracts in payout (annuitization) period	47,140	-	-	17,359	-	-	59,248	33,411
Net assets	$6,831,073	$940,986	$1,393,994	$10,712,032	$49,826,191	$2,686,580	$22,315,525	$8,162,602
Outstanding units
Contract owners	486,450	33,095	61,358	608,358	2,441,861	160,734	775,986	561,291
UNIT VALUE
Panorama Premier	$14.29	$27.87	$22.34	$18.67	$19.79	$16.42	$33.14	$14.16
Panorama Passage®
Tier 1	14.35	27.61	22.12	18.04	19.52	16.23	25.45	13.92
Tier 2	13.91	27.14	21.75	17.48	19.06	15.91	24.66	13.49
Tier 3	15.21	28.35	22.72	19.12	20.26	16.75	26.98	14.62
Tier 4	14.45	27.58	22.10	18.16	19.49	16.21	25.63	13.89
MassMutual Artistry	13.58	28.53	22.87	13.47	20.45	16.88	24.33	14.79

See Notes to Financial Statements.

F-6

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML	MML	MML			MML
	International	Large Cap	Managed	Managed	Managed	MML	MML	Moderate
	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth	Mid Cap Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	30,301	1,341,468	1,668,146	185,792	562,286	7,089,170	4,487,157	5,757,099
Identified cost	$270,292	$14,794,923	$20,982,031	$2,339,595	$7,062,633	$96,775,108	$45,872,691	$59,369,379
Value	$263,012	$13,159,798	$17,681,358	$1,960,510	$7,493,525	$62,313,802	$41,147,228	$49,453,481
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	2	-	-	-	-	7,977	-	-
Total assets	263,014	13,159,798	17,681,358	1,960,510	7,493,525	62,321,779	41,147,228	49,453,481
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	5,431	331	-	3,503	10,609	12,883	-
Payable to C.M. Life Insurance Company	-	105	12	-	77	-	259	5
Total liabilities	-	5,536	343	-	3,580	10,609	13,142	5
NET ASSETS	$263,014	$13,154,262	$17,681,015	$1,960,510	$7,489,945	$62,311,170	$41,134,086	$49,453,476
Net Assets:
Accumulation units - value	$263,014	$12,931,457	$17,654,402	$1,960,510	$7,334,307	$61,949,327	$40,704,669	$49,317,737
Contracts in payout (annuitization) period	-	222,805	26,613	-	155,638	361,843	429,417	135,739
Net assets	$263,014	$13,154,262	$17,681,015	$1,960,510	$7,489,945	$62,311,170	$41,134,086	$49,453,476
Outstanding units
Contract owners	25,296	589,822	953,932	165,674	464,736	934,023	709,587	2,677,267
UNIT VALUE
Panorama Premier	$-	$23.48	$-	$11.83	$15.70	$85.24	$53.55	$17.97
Panorama Passage®
Tier 1	-	23.63	17.94	-	15.38	63.01	56.60	17.73
Tier 2	-	22.90	17.39	-	14.91	61.06	54.84	17.31
Tier 3	-	25.04	19.01	-	16.28	66.78	59.98	18.40
Tier 4	-	23.79	18.07	-	15.47	63.45	56.99	17.70
MassMutual Artistry	10.40	19.44	18.30	-	16.36	51.28	60.96	18.57

See Notes to Financial Statements.

F-7

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

						MML		MML
	MML	MML	MML	MML	MML	Strategic	MML	Total
	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging	Sustainable	Return
	Bond	Equity	Growth Equity	Company Value	Value	Markets	Equity	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	232,139	1,875,132	1,350,850	126,670	1,199,076	183,920	1,570,302	233,276
Identified cost	$2,191,870	$17,482,259	$16,854,356	$1,316,025	$12,889,953	$1,574,771	$22,353,523	$2,500,877
Value	$2,001,041	$17,608,418	$11,377,921	$858,825	$10,647,793	$884,656	$27,087,716	$2,020,171
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	1	-	-	173	-
Total assets	2,001,041	17,608,418	11,377,921	858,826	10,647,793	884,656	27,087,889	2,020,171
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	37	385	3,262	-	408	-	1,915	-
Payable to C.M. Life Insurance Company	16	19	69	-	19	-	-	12
Total liabilities	53	404	3,331	-	427	-	1,915	12
NET ASSETS	$2,000,988	$17,608,014	$11,374,590	$858,826	$10,647,366	$884,656	$27,085,974	$2,020,159
Net Assets:
Accumulation units - value	$1,999,762	$17,564,328	$11,265,867	$858,826	$10,633,760	$884,656	$27,022,129	$2,014,511
Contracts in payout (annuitization) period	1,226	43,686	108,723	-	13,606	-	63,845	5,648
Net assets	$2,000,988	$17,608,014	$11,374,590	$858,826	$10,647,366	$884,656	$27,085,974	$2,020,159
Outstanding units
Contract owners	200,603	403,547	288,359	24,694	252,726	71,106	711,380	207,352
UNIT VALUE
Panorama Premier	$9.84	$46.84	$49.08	$-	$40.82	$-	$37.10	$9.60
Panorama Passage®
Tier 1	9.73	42.09	43.25	-	40.11	-	36.45	9.51
Tier 2	9.54	40.78	41.91	-	38.86	-	35.32	9.35
Tier 3	10.05	44.61	45.84	-	42.13	-	38.28	9.77
Tier 4	9.72	42.38	43.55	-	40.03	-	36.37	9.50
MassMutual Artistry	10.12	41.00	31.17	34.78	42.63	12.44	38.74	9.83

See Notes to Financial Statements.

F-8

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

		PIMCO	VY®
	MML U.S.	Commodity-	CBRE
	Government	RealReturn®	Global
	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	20,174,036	304,307	173,334
Identified cost	$20,174,040	$2,500,070	$1,923,425
Value	$20,174,037	$2,133,194	$1,624,137
Dividends receivable	-	-	-
Receivable from C.M. Life Insurance Company	28	-	-
Total assets	20,174,065	2,133,194	1,624,137
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	7,265	18	-
Payable to C.M. Life Insurance Company	1	22	26
Total liabilities	7,266	40	26
NET ASSETS	$20,166,799	$2,133,154	$1,624,111
Net Assets:
Accumulation units - value	$19,924,596	$2,130,626	$1,624,111
Contracts in payout (annuitization) period	242,203	2,528	-
Net assets	$20,166,799	$2,133,154	$1,624,111
Outstanding units
Contract owners	2,276,959	278,210	105,824
UNIT VALUE
Panorama Premier	$8.69	$7.52	$15.07
Panorama Passage®
Tier 1	8.57	7.41	14.85
Tier 2	8.37	7.21	14.46
Tier 3	8.90	7.72	15.48
Tier 4	8.56	7.39	14.82
MassMutual Artistry	8.98	7.80	15.64

See Notes to Financial Statements.

F-9

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	VIP	International	Capital	Conservative	Invesco V.I.	Discovery	Diversified	Global Strategic
	Contrafund®	Growth	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$463,132	$-	$-	$133,832	$148,779	$-	$61,135	$-
Expenses
Mortality and expense risk fees and administrative charges	1,187,510	195,685	549,471	132,990	49,804	372,483	40,669	301,733
Net investment income (loss)	(724,378)	(195,685)	(549,471)	842	98,975	(372,483)	20,466	(301,733)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,338,238	127,422	265,737	334,710	(46,485)	248,060	18,785	(1,240,248)
Realized gain distribution	4,425,765	2,788,653	14,802,840	729,263	2,209	8,001,950	401,078	-
Realized gain (loss)	7,764,003	2,916,075	15,068,577	1,063,973	(44,276)	8,250,010	419,863	(1,240,248)
Change in net unrealized appreciation/depreciation of investments	(39,960,390)	(8,587,164)	(32,429,192)	(3,185,523)	(701,432)	(20,644,364)	(545,617)	(1,995,779)
Net gain (loss) on investments	(32,196,387)	(5,671,089)	(17,360,615)	(2,121,550)	(745,708)	(12,394,354)	(125,754)	(3,236,027)
Net increase (decrease) in net assets resulting from operations	(32,920,765)	(5,866,774)	(17,910,086)	(2,120,708)	(646,733)	(12,766,837)	(105,288)	(3,537,760)
Capital transactions:
Transfers of net premiums	1,132,716	1,214,847	304,993	15,073	-	164,062	54,124	326,095
Transfers due to death benefits	(840,353)	(258,218)	(603,193)	(330,872)	(119,551)	(173,167)	(36,215)	(231,682)
Transfers due to annuity benefit payments	(17,731)	(5,431)	(32,058)	(16,038)	(14,187)	(18,807)	-	(17,490)
Transfers due to withdrawal of funds	(8,336,023)	(1,362,830)	(3,743,404)	(836,311)	(300,294)	(1,866,032)	(248,275)	(2,218,821)
Transfers due to loans, net of repayments	11,741	23,053	23,892	5,018	-	12,526	4,501	3,875
Transfers due to rider and contingent deferred sales charges	(8,748)	(466)	(2,328)	(571)	(389)	(1,366)	(327)	(1,794)
Transfers due to net charge (credit) to annuitant mortality fluctuation	4,937	1,069	4,769	582	3,027	5,061	-	2,934
Transfers between Sub-Accounts and to/from General Account	(1,208,758)	(726,301)	(572,610)	(74,058)	(42,582)	(34,845)	82,425	(644,994)
Net increase (decrease) in net assets resulting from capital transactions	(9,262,219)	(1,114,277)	(4,619,939)	(1,237,177)	(473,976)	(1,912,568)	(143,767)	(2,781,877)
Total increase (decrease)	(42,182,984)	(6,981,051)	(22,530,025)	(3,357,885)	(1,120,709)	(14,679,405)	(249,055)	(6,319,637)
NET ASSETS, at beginning of the year	124,165,635	20,843,401	58,865,288	12,168,551	4,423,554	40,398,560	3,409,922	28,594,630
NET ASSETS, at end of the year	$81,982,651	$13,862,350	$36,335,263	$8,810,666	$3,302,845	$25,719,155	$3,160,867	$22,274,993

See Notes to Financial Statements.

F-10

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

							MML	MML
					Invesco V.I.	MML	American	American
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Aggressive	Funds	Funds
	Global	Health Care	Main Street	Technology	Money	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$-	$-	$634,367	$-	$56,993	$530,606	$257,759	$26,185
Expenses
Mortality and expense risk fees and administrative charges	857,587	100,301	566,904	60,841	56,679	306,785	142,723	72,625
Net investment income (loss)	(857,587)	(100,301)	67,463	(60,841)	314	223,821	115,036	(46,440)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,855,052	(149,681)	(942,315)	57,958	-	(499,142)	(89,749)	160,858
Realized gain distribution	11,566,102	1,089,177	16,350,951	1,766,899	-	3,592,574	798,825	1,344,652
Realized gain (loss)	13,421,154	939,496	15,408,636	1,824,857	-	3,093,432	709,076	1,505,510
Change in net unrealized appreciation/depreciation of investments	(43,249,191)	(2,249,170)	(26,727,344)	(4,505,680)	-	(8,517,213)	(2,871,750)	(3,908,628)
Net gain (loss) on investments	(29,828,037)	(1,309,674)	(11,318,708)	(2,680,823)	-	(5,423,781)	(2,162,674)	(2,403,118)
Net increase (decrease) in net assets resulting from operations	(30,685,624)	(1,409,975)	(11,251,245)	(2,741,664)	314	(5,199,960)	(2,047,638)	(2,449,558)
Capital transactions:
Transfers of net premiums	723,360	120,096	142,182	70,175	46,227	783,724	542,996	226,347
Transfers due to death benefits	(356,517)	(128,380)	(547,465)	(81,467)	(81,833)	(452,885)	-	-
Transfers due to annuity benefit payments	(44,777)	(737)	(36,675)	(4,956)	(2,757)	-	-	-
Transfers due to withdrawal of funds	(6,520,562)	(614,949)	(3,837,936)	(373,256)	(468,012)	(2,619,386)	(1,180,525)	(741,757)
Transfers due to loans, net of repayments	31,807	472	15,873	2,113	8,292	40,827	(14,156)	(60)
Transfers due to rider and contingent deferred sales charges	(3,527)	(515)	(1,947)	(280)	(389)	(136)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	12,843	18	6,483	360	50	-	-	-
Transfers between Sub-Accounts and to/from General Account	585,730	(109,355)	(450,534)	52,288	291,231	(902,580)	(40,198)	226,264
Net increase (decrease) in net assets resulting from capital transactions	(5,571,643)	(733,350)	(4,710,019)	(335,023)	(207,191)	(3,150,436)	(691,883)	(289,206)
Total increase (decrease)	(36,257,267)	(2,143,325)	(15,961,264)	(3,076,687)	(206,877)	(8,350,396)	(2,739,521)	(2,738,764)
NET ASSETS, at beginning of the year	95,547,935	9,806,628	54,425,683	6,848,055	4,661,037	31,710,549	14,249,445	8,092,910
NET ASSETS, at end of the year	$59,290,668	$7,663,303	$38,464,419	$3,771,368	$4,454,160	$23,360,153	$11,509,924	$5,354,146

See Notes to Financial Statements.

F-11

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML
	American	MML		MML	MML			MML
	Funds	Balanced	MML	Blue Chip	Conservative	MML	MML	Equity
	International	Allocation	Blend	Growth	Allocation	Equity	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$257,812	$798,528	$809,466	$-	$634,429	$494,439	$336,133	$203,580
Expenses
Mortality and expense risk fees and administrative charges	15,123	271,056	749,131	326,680	198,302	380,174	238,730	256,370
Net investment income (loss)	242,689	527,472	60,335	(326,680)	436,127	114,265	97,403	(52,790)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(687,596)	(320,911)	(1,759,302)	67,327	(198,508)	844,341	(3,363)	652,323
Realized gain distribution	33,269	1,555,939	1,083,926	4,678,600	1,337,230	3,305,084	2,623,280	1,197,594
Realized gain (loss)	(654,327)	1,235,028	(675,376)	4,745,927	1,138,722	4,149,425	2,619,917	1,849,917
Change in net unrealized appreciation/depreciation of investments	(68,288)	(5,765,077)	(11,649,927)	(18,964,223)	(4,508,371)	(6,281,791)	(3,679,318)	(6,393,690)
Net gain (loss) on investments	(722,615)	(4,530,049)	(12,325,303)	(14,218,296)	(3,369,649)	(2,132,366)	(1,059,401)	(4,543,773)
Net increase (decrease) in net assets resulting from operations	(479,926)	(4,002,577)	(12,264,968)	(14,544,976)	(2,933,522)	(2,018,101)	(961,998)	(4,596,563)
Capital transactions:
Transfers of net premiums	53,615	461,063	682,099	433,307	420,688	175,702	213,676	180,922
Transfers due to death benefits	-	(371,705)	(829,326)	(147,398)	(7,542)	(220,552)	(101,832)	(289,638)
Transfers due to annuity benefit payments	-	(18,805)	(50,804)	(3,119)	(13,693)	(22,862)	(5,142)	(8,393)
Transfers due to withdrawal of funds	(204,731)	(1,630,007)	(5,042,400)	(1,957,859)	(1,331,196)	(2,181,712)	(1,611,389)	(1,398,255)
Transfers due to loans, net of repayments	(5,579)	35,920	15,231	11,236	15,945	(10,979)	(1,151)	793
Transfers due to rider and contingent deferred sales charges	-	(491)	(1,616)	(1,659)	(32)	(919)	(1,067)	(313)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,615	7,826	985	3,567	4,455	557	2,672
Transfers between Sub-Accounts and to/from General Account	(1,307,975)	106,299	(444,316)	318,052	161,977	(635,056)	228,362	238,915
Net increase (decrease) in net assets resulting from capital transactions	(1,464,670)	(1,416,111)	(5,663,306)	(1,346,455)	(750,286)	(2,891,923)	(1,277,986)	(1,273,297)
Total increase (decrease)	(1,944,596)	(5,418,688)	(17,928,274)	(15,891,431)	(3,683,808)	(4,910,024)	(2,239,984)	(5,869,860)
NET ASSETS, at beginning of the year	1,944,596	25,473,633	71,335,958	36,800,409	18,659,903	34,022,495	20,410,370	23,937,630
NET ASSETS, at end of the year	$-	$20,054,945	$53,407,684	$20,908,978	$14,976,095	$29,112,471	$18,170,386	$18,067,770

See Notes to Financial Statements.

F-12

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML		MML	MML		MML		MML
	Focused	MML	Fundamental	Fundamental	MML	Growth	MML	Income
	Equity	Foreign	Equity	Value	Global	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$5,580	$278,532	$3,715	$11,969	$190,700	$1,427,127	$211,631	$333,021
Expenses
Mortality and expense risk fees and administrative charges	10,691	91,258	12,512	18,011	152,580	638,443	35,335	299,840
Net investment income (loss)	(5,111)	187,274	(8,797)	(6,042)	38,120	788,684	176,296	33,181
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,608)	(61,872)	(36,514)	(4,993)	(215,902)	(1,568,932)	(46,290)	219,798
Realized gain distribution	70,781	518,853	174,082	257,158	7,177,943	5,898,182	-	2,535,108
Realized gain (loss)	69,173	456,981	137,568	252,165	6,962,041	4,329,250	(46,290)	2,754,906
Change in net unrealized appreciation/depreciation of investments	(117,750)	(2,013,444)	(389,708)	(330,845)	(9,660,766)	(15,322,267)	(544,182)	(3,234,976)
Net gain (loss) on investments	(48,577)	(1,556,463)	(252,140)	(78,680)	(2,698,725)	(10,993,017)	(590,472)	(480,070)
Net increase (decrease) in net assets resulting from operations	(53,688)	(1,369,189)	(260,937)	(84,722)	(2,660,605)	(10,204,333)	(414,176)	(446,889)
Capital transactions:
Transfers of net premiums	13,587	97,875	34,467	35,257	67,219	1,699,780	108,469	125,326
Transfers due to death benefits	-	(31,368)	-	(23,974)	(141,456)	(289,236)	(18,354)	(502,526)
Transfers due to annuity benefit payments	-	(4,879)	-	-	(2,249)	-	-	(5,666)
Transfers due to withdrawal of funds	(21,870)	(810,364)	(34,754)	(122,201)	(946,665)	(4,900,522)	(208,521)	(2,167,273)
Transfers due to loans, net of repayments	(295)	2,246	(344)	5	9,034	66,790	(1,519)	15,487
Transfers due to rider and contingent deferred sales charges	-	(639)	(20)	(6)	(589)	(132)	(182)	(1,282)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	927	-	-	(282)	-	-	777
Transfers between Sub-Accounts and to/from General Account	80,725	97,170	35,270	53,366	21,315	(116,541)	(28,846)	(632,242)
Net increase (decrease) in net assets resulting from capital transactions	72,147	(649,032)	34,619	(57,553)	(993,673)	(3,539,861)	(148,953)	(3,167,399)
Total increase (decrease)	18,459	(2,018,221)	(226,318)	(142,275)	(3,654,278)	(13,744,194)	(563,129)	(3,614,288)
NET ASSETS, at beginning of the year	894,408	8,849,294	1,167,304	1,536,269	14,366,310	63,570,385	3,249,709	25,929,813
NET ASSETS, at end of the year	$912,867	$6,831,073	$940,986	$1,393,994	$10,712,032	$49,826,191	$2,686,580	$22,315,525

See Notes to Financial Statements.

F-13

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML
	Inflation-	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Managed	Managed	Managed	MML	MML
	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth	Mid Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)
Investment income
Dividends	$238,096	$1,206	$-	$608,826	$60,545	$40,352	$-	$910,168
Expenses
Mortality and expense risk fees and administration charges	114,709	1,867	193,526	242,901	29,347	104,491	892,880	546,893
Net investment income (loss)	123,387	(661)	(193,526)	365,925	31,198	(64,139)	(892,880)	363,275
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(95,664)	(1,177)	83,982	(382,060)	(30,603)	78,118	(2,548,385)	6,334
Realized gain distribution	669,454	7,335	1,459,688	203,724	22,539	-	19,970,929	10,359,907
Realized gain (loss)	573,790	6,158	1,543,670	(178,336)	(8,064)	78,118	17,422,544	10,366,241
Change in net unrealized appreciation/depreciation of investments	(2,158,463)	(24,868)	(6,859,272)	(3,890,469)	(436,822)	(1,265,322)	(40,330,294)	(11,978,455)
Net gain (loss) on investments	(1,584,673)	(18,710)	(5,315,602)	(4,068,805)	(444,886)	(1,187,204)	(22,907,750)	(1,612,214)
Net increase (decrease) in net assets resulting from operations	(1,461,286)	(19,371)	(5,509,128)	(3,702,880)	(413,688)	(1,251,343)	(23,800,630)	(1,248,939)
Capital transactions:
Transfers of net premiums	147,820	4,784	98,630	357,989	9,827	110,132	530,471	322,679
Transfers due to death benefits	(98,426)	-	(166,183)	(232,011)	(18,124)	(93,010)	(898,144)	(483,534)
Transfers due to annuity benefit payments	(2,957)	-	(25,793)	(3,152)	-	(16,688)	(41,730)	(37,809)
Transfers due to withdrawal of funds	(942,669)	(10,276)	(1,046,481)	(2,032,425)	(153,987)	(850,834)	(6,050,043)	(4,208,190)
Transfers due to loans, net of repayments	9,543	170	4,620	23,633	-	13,688	8,594	33,350
Transfers due to rider and contingent deferred sales charges	(391)	-	(1,217)	(2,345)	(64)	(1,213)	(2,973)	(3,770)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(1,453)	-	7,729	340	-	4,555	9,510	(12,903)
Transfers between Sub-Accounts and to/from General Account	(168,366)	143,157	(26,163)	(829,265)	(33,292)	(274,646)	(491,482)	(1,312,909)
Net increase (decrease) in net assets resulting from capital transactions	(1,056,899)	137,835	(1,154,858)	(2,717,236)	(195,640)	(1,108,016)	(6,935,797)	(5,703,086)
Total increase (decrease)	(2,518,185)	118,464	(6,663,986)	(6,420,116)	(609,328)	(2,359,359)	(30,736,427)	(6,952,025)
NET ASSETS, at beginning of the year	10,680,787	144,550	19,818,248	24,101,131	2,569,838	9,849,304	93,047,597	48,086,111
NET ASSETS, at end of the year	$8,162,602	$263,014	$13,154,262	$17,681,015	$1,960,510	$7,489,945	$62,311,170	$41,134,086

See Notes to Financial Statements.

F-14

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

							MML
	MML	MML	MML	MML	MML	MML	Strategic	MML
	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging	Sustainable
	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$1,785,511	$65,563	$134,573	$-	$-	$145,709	$27,718	$281,080
Expenses
Mortality and expense risk fees and administration charges	668,768	27,521	241,925	160,894	10,869	142,892	11,298	371,088
Net investment income (loss)	1,116,743	38,042	(107,352)	(160,894)	(10,869)	2,817	16,420	(90,008)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,453,849)	(40,771)	239,048	(193,080)	(37,149)	17,382	(49,403)	2,209,271
Realized gain distribution	4,893,394	-	2,252,864	3,565,854	495,300	3,169,487	308,374	4,268,211
Realized gain (loss)	3,439,545	(40,771)	2,491,912	3,372,774	458,151	3,186,869	258,971	6,477,482
Change in net unrealized appreciation/depreciation of investments	(15,058,536)	(214,686)	(6,271,627)	(7,013,440)	(615,119)	(5,441,768)	(611,705)	(12,789,859)
Net gain (loss) on investments	(11,618,991)	(255,457)	(3,779,715)	(3,640,666)	(156,968)	(2,254,899)	(352,734)	(6,312,377)
Net increase (decrease) in net assets resulting from operations	(10,502,248)	(217,415)	(3,887,067)	(3,801,560)	(167,837)	(2,252,082)	(336,314)	(6,402,385)
Capital transactions:
Transfers of net premiums	1,774,277	17,359	193,178	104,548	34,969	210,875	30,428	234,818
Transfers due to death benefits	(50,784)	(3,618)	(114,379)	(48,236)	-	(25,504)	-	(173,045)
Transfers due to annuity benefit payments	(13,698)	(198)	(6,812)	(12,109)	-	(1,371)	-	(8,682)
Transfers due to withdrawal of funds	(8,301,119)	(277,606)	(1,450,654)	(782,421)	(76,314)	(1,181,565)	(65,062)	(2,400,650)
Transfers due to loans, net of repayments	23,528	(417)	3,196	8,592	(214)	12,770	288	17,400
Transfers due to rider and contingent deferred sales charges	(580)	(42)	(1,750)	(583)	-	(425)	-	(1,897)
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,442	27	762	2,915	-	41	-	1,525
Transfers between Sub-Accounts and to/from General Account	(1,469,283)	167,613	(542,486)	13,851	17,100	(303,242)	70,670	(550,011)
Net increase (decrease) in net assets resulting from capital transactions	(8,034,217)	(96,882)	(1,918,945)	(713,443)	(24,459)	(1,288,421)	36,324	(2,880,542)
Total increase (decrease)	(18,536,465)	(314,297)	(5,806,012)	(4,515,003)	(192,296)	(3,540,503)	(299,990)	(9,282,927)
NET ASSETS, at beginning of the year	67,989,941	2,315,285	23,414,026	15,889,593	1,051,122	14,187,869	1,184,646	36,368,901
NET ASSETS, at end of the year	$49,453,476	$2,000,988	$17,608,014	$11,374,590	$858,826	$10,647,366	$884,656	$27,085,974

See Notes to Financial Statements.

F-15

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML		PIMCO	VY®
	Total	MML U.S.	Commodity-	CBRE
	Return	Government	RealReturn®	Global
	Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$29,790	$237,289	$590,428	$57,658
Expenses
Mortality and expense risk fees and administration charges	28,480	244,714	32,639	25,323
Net investment income (loss)	1,310	(7,425)	557,789	32,335
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(93,627)	(7)	41,446	(25,741)
Realized gain distribution	-	-	-	98,781
Realized gain (loss)	(93,627)	(7)	41,446	73,040
Change in net unrealized appreciation/ depreciation of investments	(332,949)	7	(574,569)	(738,098)
Net gain (loss) on investments	(426,576)	-	(533,123)	(665,058)
Net increase (decrease) in net assets resulting from operations	(425,266)	(7,425)	24,666	(632,723)
Capital transactions:
Transfers of net premiums	52,691	290,516	40,320	23,756
Transfers due to death benefits	(12,075)	(139,060)	(21,272)	(21,014)
Transfers due to annuity benefit payments	(946)	(22,374)	(280)	-
Transfers due to withdrawal of funds	(223,102)	(3,760,947)	(526,429)	(159,052)
Transfers due to loans, net of repayments	(1,108)	7,336	2,013	12,537
Transfers due to rider and contingent deferred sales charges	(3)	(1,488)	(21)	(181)
Transfers due to net charge (credit) to annuitant mortality fluctuation	147	496	61	-
Transfers between Sub-Accounts and to/from General Account	(387,411)	3,730,339	962,267	(169,235)
Net increase (decrease) in net assets resulting from capital transactions	(571,807)	104,818	456,659	(313,189)
Total increase (decrease)	(997,073)	97,393	481,325	(945,912)
NET ASSETS, at beginning of the year	3,017,232	20,069,406	1,651,829	2,570,023
NET ASSETS, at end of the year	$2,020,159	$20,166,799	$2,133,154	$1,624,111

See Notes to Financial Statements.

F-16

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	VIP	International	Capital	Conservative	Invesco V.I.	Discovery	Diversified	Global Strategic
	Contrafund®	Growth	Appreciation	Balanced	Core Bond	Mid Cap Growth	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$74,981	$-	$-	$182,913	$98,166	$-	$71,039	$1,392,627
Expenses
Mortality and expense risk fees and administrative charges	1,486,986	274,253	726,864	161,677	63,629	514,448	42,166	379,548
Net investment income (loss)	(1,412,005)	(274,253)	(726,864)	21,236	34,537	(514,448)	28,873	1,013,079
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	9,698,656	1,471,883	3,652,853	380,799	59,979	3,952,036	104,650	(668,280)
Realized gain distribution	14,556,450	1,936,194	3,037,580	625,377	174,689	4,339,740	12,858	-
Realized gain (loss)	24,255,106	3,408,077	6,690,433	1,006,176	234,668	8,291,776	117,508	(668,280)
Change in net unrealized appreciation/depreciation of investments	4,601,071	(1,305,834)	4,944,561	36,778	(416,465)	(1,202,250)	398,899	(1,803,056)
Net gain (loss) on investments	28,856,177	2,102,243	11,634,994	1,042,954	(181,797)	7,089,526	516,407	(2,471,336)
Net increase (decrease) in net assets resulting from operations	27,444,172	1,827,990	10,908,130	1,064,190	(147,260)	6,575,078	545,280	(1,458,257)
Capital transactions:
Transfers of net premiums	1,349,603	277,219	606,187	112,699	-	222,066	321,301	365,399
Transfers due to death benefits	(2,587,482)	(322,407)	(958,523)	(121,872)	(73,176)	(748,180)	(118,592)	(535,330)
Transfers due to annuity benefit payments	(31,267)	(6,760)	(37,152)	(21,243)	(17,723)	(22,465)	-	(20,222)
Transfers due to withdrawal of funds	(10,609,302)	(2,122,454)	(4,811,316)	(761,391)	(417,364)	(3,829,328)	(405,194)	(2,663,574)
Transfers due to loans, net of repayments	18,718	12,704	15,148	2,679	-	10,112	1,072	46,558
Transfers due to rider and contingent deferred sales charges	(10,691)	(709)	(3,331)	(691)	(517)	(1,892)	(376)	(2,218)
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,970	(1,568)	7,130	8,825	4,181	2,041	-	2,013
Transfers between Sub-Accounts and to/from General Account	(2,452,264)	(512,954)	(1,608,616)	102,177	(26,499)	(1,096,550)	(217,979)	803,576
Net increase (decrease) in net assets resulting from capital transactions	(14,318,716)	(2,676,929)	(6,790,474)	(678,817)	(531,098)	(5,464,196)	(419,768)	(2,003,798)
Total increase (decrease)	13,125,456	(848,939)	4,117,656	385,373	(678,358)	1,110,882	125,512	(3,462,055)
NET ASSETS, at beginning of the year	111,040,179	21,692,340	54,747,632	11,783,178	5,101,912	39,287,678	3,284,410	32,056,685
NET ASSETS, at end of the year	$124,165,635	$20,843,401	$58,865,288	$12,168,551	$4,423,554	$40,398,560	$3,409,922	$28,594,630

See Notes to Financial Statements.

F-17

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

							MML	MML
					Invesco V.I.	MML	American	American
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Aggressive	Funds	Funds
	Global	Health Care	Main Street	Technology	Money	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$-	$19,661	$361,796	$-	$354	$387,513	$184,569	$-
Expenses
Mortality and expense risk fees and administrative charges	1,211,955	119,593	680,021	90,659	64,140	370,509	165,496	96,128
Net investment income (loss)	(1,211,955)	(99,932)	(318,225)	(90,659)	(63,786)	17,004	19,073	(96,128)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	8,323,051	(3,826)	1,528,929	909,708	-	75,790	117,651	976,926
Realized gain distribution	4,863,940	1,022,676	2,949,362	643,554	-	1,260,210	336,630	456,130
Realized gain (loss)	13,186,991	1,018,850	4,478,291	1,553,262	-	1,336,000	454,281	1,433,056
Change in net unrealized appreciation/depreciation of investments	660,438	46,767	7,800,438	(567,740)	-	3,020,360	1,036,489	187,511
Net gain (loss) on investments	13,847,429	1,065,617	12,278,729	985,522	-	4,356,360	1,490,770	1,620,567
Net increase (decrease) in net assets resulting from operations	12,635,474	965,685	11,960,504	894,863	(63,786)	4,373,364	1,509,843	1,524,439
Capital transactions:
Transfers of net premiums	1,066,156	530,692	378,090	182,283	183,532	1,102,372	628,983	328,672
Transfers due to death benefits	(1,614,577)	(69,683)	(1,145,292)	(37,969)	(56,434)	(52,097)	(35,323)	(23,047)
Transfers due to annuity benefit payments	(67,774)	(833)	(41,355)	(5,968)	(2,895)	-	-	-
Transfers due to withdrawal of funds	(7,974,708)	(742,137)	(4,482,455)	(512,641)	(425,800)	(1,209,208)	(1,093,327)	(1,580,604)
Transfers due to loans, net of repayments	41,459	3,219	26,657	4,540	6,038	42,504	9,623	(4,410)
Transfers due to rider and contingent deferred sales charges	(4,985)	(615)	(2,634)	(410)	(633)	(155)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	11,324	(2)	(3,302)	(98)	97	-	-	-
Transfers between Sub-Accounts and to/from General Account	(2,182,243)	(325,536)	(511,659)	(644,174)	(282,428)	(1,563,823)	498,176	351,239
Net increase (decrease) in net assets resulting from capital transactions	(10,725,348)	(604,895)	(5,781,950)	(1,014,438)	(578,523)	(1,680,408)	8,132	(928,150)
Total increase (decrease)	1,910,126	360,790	6,178,554	(119,575)	(642,309)	2,692,956	1,517,974	596,289
NET ASSETS, at beginning of the year	93,637,809	9,445,838	48,247,129	6,967,630	5,303,346	29,017,593	12,731,471	7,496,621
NET ASSETS, at end of the year	$95,547,935	$9,806,628	$54,425,683	$6,848,055	$4,661,037	$31,710,549	$14,249,445	$8,092,910

See Notes to Financial Statements.

F-18

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML
	American	MML		MML	MML			MML
	Funds	Balanced	MML	Blue Chip	Conservative	MML	MML	Equity
	International	Allocation	Blend	Growth	Allocation	Equity	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$2,633	$326,062	$1,485,270	$-	$242,111	$552,078	$448,382	$284,136
Expenses
Mortality and expense risk fees and administrative charges	25,087	317,969	878,070	462,628	238,804	413,570	250,334	290,538
Net investment income (loss)	(22,454)	8,093	607,200	(462,628)	3,307	138,508	198,048	(6,402)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	43,677	(227,985)	1,513,100	1,563,908	376,066	1,837,082	(272,505)	1,337,205
Realized gain distribution	30,369	757,695	17,810,314	3,633,376	596,951	-	394,667	965,747
Realized gain (loss)	74,046	529,710	19,323,414	5,197,284	973,017	1,837,082	122,163	2,302,952
Change in net unrealized appreciation/depreciation of investments	(113,034)	1,566,439	(11,053,863)	350,188	409,728	6,165,712	3,940,600	3,030,430
Net gain (loss) on investments	(38,988)	2,096,149	8,269,551	5,547,472	1,382,745	8,002,794	4,062,763	5,333,382
Net increase (decrease) in net assets resulting from operations	(61,442)	2,104,242	8,876,751	5,084,844	1,386,052	8,141,302	4,260,811	5,326,980
Capital transactions:
Transfers of net premiums	80,683	769,719	1,195,571	698,398	494,510	385,579	254,672	374,863
Transfers due to death benefits	(10,831)	(88,604)	(1,507,463)	(662,935)	(43,333)	(802,962)	(145,342)	(604,696)
Transfers due to annuity benefit payments	-	(20,610)	(54,906)	(3,976)	(15,958)	(22,970)	(4,717)	(9,111)
Transfers due to withdrawal of funds	(216,804)	(3,083,240)	(4,614,776)	(2,976,646)	(2,048,066)	(2,669,403)	(1,915,322)	(1,652,615)
Transfers due to loans, net of repayments	7,421	107,118	8,199	4,217	923	14,378	1,990	3,292
Transfers due to rider and contingent deferred sales charges	-	(584)	(2,345)	(2,263)	(79)	(1,068)	(1,073)	(324)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(8,963)	(31,422)	1,052	2,415	3,053	(2,047)	1,448
Transfers between Sub-Accounts and to/from General Account	(32,094)	1,021,449	211,670	(886,594)	283,516	(597,873)	(694,756)	(577,849)
Net increase (decrease) in net assets resulting from capital transactions	(171,625)	(1,303,715)	(4,795,473)	(3,828,747)	(1,326,072)	(3,691,266)	(2,506,596)	(2,464,992)
Total increase (decrease)	(233,067)	800,527	4,081,278	1,256,097	59,980	4,450,036	1,754,215	2,861,988
NET ASSETS, at beginning of the year	2,177,663	24,673,106	67,254,680	35,544,312	18,599,923	29,572,459	18,656,155	21,075,642
NET ASSETS, at end of the year	$1,944,596	$25,473,633	$71,335,958	$36,800,409	$18,659,903	$34,022,495	$20,410,370	$23,937,630

See Notes to Financial Statements.

F-19

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML		MML	MML		MML	MML
	Focused	MML	Fundamental	Fundamental	MML	Growth	Growth	MML
	Equity	Foreign	Equity	Value	Global	& Income	Allocation	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$7,389	$228,895	$3,432	$21,915	$129,253	$296,361	$986,492	$262,840
Expenses
Mortality and expense risk fees and administrative charges	10,091	111,465	12,812	16,029	186,875	441,008	749,526	38,462
Net investment income (loss)	(2,702)	117,430	(9,380)	5,886	(57,622)	(144,647)	236,966	224,378
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,210)	225,859	6,327	(22,881)	502,013	3,366,706	(966,045)	9,485
Realized gain distribution	46,888	-	90,165	-	1,220,584	1,940,901	2,680,924	-
Realized gain (loss)	43,679	225,859	96,492	(22,881)	1,722,597	5,307,607	1,714,880	9,485
Change in net unrealized appreciation/depreciation of investments	107,695	639,687	152,411	322,626	424,735	2,815,943	5,583,885	(38,812)
Net gain (loss) on investments	151,374	865,546	248,903	299,746	2,147,332	8,123,550	7,298,765	(29,327)
Net increase (decrease) in net assets resulting from operations	148,672	982,976	239,523	305,632	2,089,710	7,978,903	7,535,731	195,051
Capital transactions:
Transfers of net premiums	16,353	114,643	61,399	42,813	120,385	297,535	2,358,565	125,404
Transfers due to death benefits	-	(35,982)	-	-	(106,708)	(385,984)	(221,884)	(550)
Transfers due to annuity benefit payments	-	(6,169)	-	-	(2,192)	(8,626)	-	-
Transfers due to withdrawal of funds	(96,851)	(799,161)	(5,208)	(101,140)	(876,814)	(3,745,096)	(4,274,245)	(249,312)
Transfers due to loans, net of repayments	598	11,620	345	-	3,176	21,099	46,395	2,283
Transfers due to rider and contingent deferred sales charges	-	(779)	(22)	-	(721)	(2,203)	(143)	(205)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,646	-	-	(1,668)	2,945	-	-
Transfers between Sub-Accounts and to/from General Account	100,527	(122,790)	(51,164)	197,088	(355,459)	(534,980)	(434,811)	298,878
Net increase (decrease) in net assets resulting from capital transactions	20,627	(836,973)	5,350	138,761	(1,220,002)	(4,355,310)	(2,526,124)	176,498
Total increase (decrease)	169,298	146,003	244,872	444,392	869,708	3,623,593	5,009,607	371,549
NET ASSETS, at beginning of the year	725,110	8,703,291	922,432	1,091,877	13,496,602	32,745,308	58,560,778	2,878,160
NET ASSETS, at end of the year	$894,408	$8,849,294	$1,167,304	$1,536,269	$14,366,310	$36,368,901	$63,570,385	$3,249,709

See Notes to Financial Statements.

F-20

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

		MML
	MML	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	International	Large Cap	Managed	Managed	Managed	MML
	& Growth	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Initial Class)	(Service Class)
Investment income
Dividends	$447,073	$113,517	$717	$10,706	$787,468	$76,099	$96,042	$-
Expenses
Mortality and expense risk fees and administrative charges	323,373	131,801	1,858	253,812	301,652	34,965	122,858	1,221,671
Net investment income (loss)	123,700	(18,284)	(1,141)	(243,106)	485,816	41,134	(26,816)	(1,221,671)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	632,880	(12,963)	(628)	721,407	42,123	26,520	239,251	2,023,124
Realized gain distribution	-	790,840	-	1,887,267	459,339	48,079	-	19,040,783
Realized gain (loss)	632,880	777,877	(628)	2,608,674	501,462	74,599	239,251	21,063,907
Change in net unrealized appreciation/depreciation of investments	4,662,616	(225,882)	17,533	728,028	(1,087,456)	(138,348)	743,201	(9,224,506)
Net gain (loss) on investments	5,295,496	551,995	16,905	3,336,702	(585,995)	(63,749)	982,452	11,839,401
Net increase (decrease) in net assets resulting from operations	5,419,196	533,711	15,764	3,093,596	(100,179)	(22,615)	955,636	10,617,730
Capital transactions:
Transfers of net premiums	161,727	235,704	2,544	121,944	491,115	14,830	91,686	1,027,163
Transfers due to death benefits	(270,398)	(85,609)	-	(488,928)	(247,710)	(23,516)	(105,594)	(2,324,829)
Transfers due to annuity benefit payments	(5,768)	(3,331)	-	(30,868)	(3,127)	-	(18,087)	(58,716)
Transfers due to withdrawal of funds	(1,731,205)	(1,229,731)	(26,975)	(1,593,118)	(2,253,922)	(133,423)	(967,156)	(8,551,535)
Transfers due to loans, net of repayments	22,325	8,012	34	3,532	47,064	-	12,260	6,249
Transfers due to rider and contingent deferred sales charges	(1,438)	(442)	-	(1,598)	(2,896)	(76)	(1,402)	(4,099)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(202)	1,016	-	6,958	(1,613)	-	4,585	8,384
Transfers between Sub-Accounts and to/from General Account	(151,594)	726,315	(32,347)	(249,848)	812,142	66,730	171,069	(2,655,448)
Net increase (decrease) in net assets resulting from capital transactions	(1,976,554)	(348,066)	(56,744)	(2,231,926)	(1,158,948)	(75,455)	(812,639)	(12,552,831)
Total increase (decrease)	3,442,642	185,645	(40,980)	861,670	(1,259,126)	(98,070)	142,997	(1,935,101)
NET ASSETS, at beginning of the year	22,487,171	10,495,142	185,530	18,956,578	25,360,257	2,667,908	9,706,307	94,982,698
NET ASSETS, at end of the year	$25,929,813	$10,680,787	$144,550	$19,818,248	$24,101,131	$2,569,838	$9,849,304	$93,047,597

See Notes to Financial Statements.

F-21

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

								MML
		MML	MML	MML	MML	MML	MML	Strategic
	MML	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging
	Mid Cap Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$677,098	$909,219	$70,062	$102,299	$-	$1,880	$142,174	$-
Expenses
Mortality and expense risk fees and administrative charges	592,159	818,494	30,611	295,125	213,852	11,956	171,478	15,343
Net investment income (loss)	84,939	90,725	39,451	(192,826)	(213,852)	(10,076)	(29,304)	(15,343)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(274,306)	(343,405)	5,471	604,553	466,225	(437)	424,910	49,288
Realized gain distribution	1,085,538	2,429,585	-	1,385,897	2,554,258	63,403	-	256,648
Realized gain (loss)	811,232	2,086,180	5,471	1,990,450	3,020,483	62,967	424,910	305,936
Change in net unrealized appreciation/depreciation of investments	8,349,005	4,633,097	(32,525)	2,635,759	(1,804,106)	157,406	3,595,154	(410,791)
Net gain (loss) on investments	9,160,237	6,719,277	(27,055)	4,626,209	1,216,377	220,373	4,020,064	(104,855)
Net increase (decrease) in net assets resulting from operations	9,245,176	6,810,002	12,397	4,433,383	1,002,525	210,297	3,990,760	(120,198)
Capital transactions:
Transfers of net premiums	531,421	2,256,655	17,484	264,866	126,985	43,353	266,375	32,106
Transfers due to death benefits	(887,666)	(58,374)	(74,133)	(132,044)	(243,223)	-	(473,371)	-
Transfers due to annuity benefit payments	(40,279)	(16,184)	(222)	(7,221)	(14,689)	-	(1,783)	-
Transfers due to withdrawal of funds	(4,105,943)	(5,723,178)	(263,928)	(2,029,250)	(1,510,133)	(94,527)	(1,294,199)	(90,050)
Transfers due to loans, net of repayments	25,365	63,606	2,319	16,953	16,564	(1,697)	28,420	1,876
Transfers due to rider and contingent deferred sales charges	(4,090)	(723)	(47)	(2,149)	(802)	-	(482)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	6,999	1,212	33	(2,825)	(712)	-	266	-
Transfers between Sub-Accounts and to/from General Account	(682,676)	(1,507,993)	23,304	(771,432)	(593,397)	(28,949)	(565,658)	33,130
Net increase (decrease) in net assets resulting from capital transactions	(5,156,869)	(4,984,979)	(295,191)	(2,663,102)	(2,219,408)	(81,821)	(2,040,433)	(22,938)
Total increase (decrease)	4,088,307	1,825,023	(282,794)	1,770,281	(1,216,883)	128,476	1,950,327	(143,136)
NET ASSETS, at beginning of the year	43,997,804	66,164,918	2,598,079	21,643,745	17,106,476	922,646	12,237,542	1,327,782
NET ASSETS, at end of the year	$48,086,111	$67,989,941	$2,315,285	$23,414,026	$15,889,593	$1,051,122	$14,187,869	$1,184,646

See Notes to Financial Statements.

F-22

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML		PIMCO	VY®
	Total	MML U.S.	Commodity-	Clarion
	Return	Government	RealReturn®	Global
	Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$52,564	$-	$60,535	$57,424
Expenses
Mortality and expense risk fees and administrative charges	40,093	265,683	17,746	28,252
Net investment income (loss)	12,471	(265,683)	42,789	29,172
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	26,025	4,434	(9,656)	(1,860)
Realized gain distribution	139,195	-	-	-
Realized gain (loss)	165,220	4,434	(9,656)	(1,860)
Change in net unrealized appreciation/depreciation of investments	(268,459)	(4,456)	341,551	590,494
Net gain (loss) on investments	(103,239)	(22)	331,895	588,634
Net increase (decrease) in net assets resulting from operations	(90,768)	(265,705)	374,684	617,806
Capital transactions:
Transfers of net premiums	62,617	306,799	31,018	38,398
Transfers due to death benefits	(62,423)	(140,999)	(7,576)	-
Transfers due to annuity benefit payments	(1,109)	(21,052)	(231)	-
Transfers due to withdrawal of funds	(334,873)	(5,168,827)	(194,820)	(221,578)
Transfers due to loans, net of repayments	1,693	26,826	1,895	1,784
Transfers due to rider and contingent deferred sales charges	(3)	(3,259)	(23)	(193)
Transfers due to net charge (credit) to annuitant mortality fluctuation	165	(3,768)	44	-
Transfers between Sub-Accounts and to/from General Account	156,567	2,987,414	260,327	195,546
Net increase (decrease) in net assets resulting from capital transactions	(177,366)	(2,016,866)	90,634	13,957
Total increase (decrease)	(268,134)	(2,282,571)	465,318	631,763
NET ASSETS, at beginning of the year	3,285,366	22,351,977	1,186,511	1,938,260
NET ASSETS, at end of the year	$3,017,232	$20,069,406	$1,651,829	$2,570,023

See Notes to Financial Statements.

F-23

C. M. Multi-Account A

Notes To Financial Statements

1.	ORGANIZATION

C.M. Multi-Account A (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on August 3, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

C.M. Life maintains three segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, and MassMutual Artistry. One of the three segments, Panorama Passage®, has multiple tiers. The unit values of these tiers differ based on the associated expense ratio.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2022, the Separate Account consists of fifty-two sub-accounts which invest in the following mutual funds. All of the sub-accounts may not be available to all of the three segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Fund[10]
Invesco V.I. Capital Appreciation Sub-Account[2]	Invesco V.I. Capital Appreciation Fund[2,10]
Invesco V.I. Conservative Balanced Sub-Account[3]	Invesco V.I. Conservative Balanced Fund[3,10]
Invesco V.I. Core Plus Bond Sub-Account[4]	Invesco V.I. Core Plus Bond Fund[4,10,16]
Invesco V.I. Discovery Mid Cap Growth Sub-Account[5]	Invesco V.I. Discovery Mid Cap Growth Fund[5,10]
Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Fund[10]
Invesco V.I. Global Strategic Income Sub-Account[6]	Invesco V.I. Global Strategic Income Fund[6,10]
Invesco V.I. Global Sub-Account[7]	Invesco V.I. Global Fund[7,10]
Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Fund[10]
Invesco V.I. Main Street Sub-Account[8]	Invesco V.I. Main Street Fund®[8,10]
Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Fund[10]
Invesco V.I. U.S. Government Money Sub-Account[9]	Invesco V.I. U.S. Government Money Portfolio[9,10]
MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Fund[11]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[11]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[11]
MML American Funds International Sub-Account	MML American Funds International Fund[11,17]
MML Balanced Allocation Sub-Account	MML Balanced Allocation Fund[11]
MML Blend Sub-Account	MML Blend Fund[11]
MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Fund[11]
MML Conservative Allocation Sub-Account	MML Conservative Allocation Fund[11]
MML Equity Sub-Account	MML Equity Fund[11]
MML Equity Income Sub-Account	MML Equity Income Fund[11]
MML Equity Index Sub-Account	MML Equity Index Fund[11]
MML Focused Equity Sub-Account	MML Focused Equity Fund[11]
MML Foreign Sub-Account	MML Foreign Fund[11]
F-24

Notes To Financial Statements (Continued)

MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund[11]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund[11]
MML Global Sub-Account	MML Global Fund[11]
MML Growth Allocation Sub-Account	MML Growth Allocation Fund[11]
MML High Yield Sub-Account	MML High Yield Fund[11]
MML Income & Growth Sub-Account	MML Income & Growth Fund[11]
MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Fund[11]
MML International Equity Sub-Account	MML International Equity Fund[11]
MML Large Cap Growth Sub-Account	MML Large Cap Growth Fund[11]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[11]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[11]
MML Managed Volatility Sub-Account	MML Managed Volatility Fund[11]
MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[11]
MML Mid Cap Value Sub-Account	MML Mid Cap Value Fund[11]
MML Moderate Allocation Sub-Account	MML Moderate Allocation Fund[11]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[11]
MML Small Cap Equity Sub-Account	MML Small Cap Equity Fund[11]
MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Fund[11]
MML Small Company Value Sub-Account	MML Small Company Value Fund[11]
MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Fund[11]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[11]
MML Sustainable Equity Sub-Account[12]	MML Sustainable Equity Fund[11,12]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[11]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[11]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[13]
VY® CBRE Global Real Estate Sub-Account	VY® CBRE Global Real Estate Portfolio[14,15]

In addition to the fifty-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”) which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Capital Appreciation Sub-Account/Fund.
[3]After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond.
[4]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Total Return Bond Sub-Account/Fund.
[5]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account/Fund.
[6]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Strategic Income Sub-Account/Fund.
[7]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Sub-Account/Fund.
[8]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Sub-Account/Fund®.
[9]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Sub-Account/Fund.
[10]Invesco Advisers, Inc. is the investment adviser to this Fund.
11MML Investments Advisers, LLC is the investment adviser to this Fund.
[12]Prior to May 1, 2022, known as MML Growth & Income Sub-Account/Fund.
[13]Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[14]Prior to November 4, 2022, known as VY® Clarion Global Real Estate Sub-Account/Fund.
[15]Voya Investments, LLC is the investment adviser to this Portfolio.
[16]This Sub-Account/Fund became available to the Separate Account as an investment option on April 29, 2022.
F-25

Notes To Financial Statements (Continued)

[17]Effective November 4, 2022, this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4,2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account C.M. Multi-Account A follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and net assets of the Separate Account. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by C.M. Life as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from C.M. Life to the Separate Account totaled $82,426 for the year ended December 31, 2022. Net transfer from the Separate Account to C.M. Life totaled $23,612 for the year ended December 31, 2021. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be

F-26

Notes To Financial Statements (Continued)

borne by C.M. Life. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022. There have been no transfers between levels for the year ended December 31, 2022.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives, and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as mortality and expense risk fees are charges paid between the General Account and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-27

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	VIP	International	Capital	Conservative	Invesco V.I.	Discovery	Diversified	Global Strategic
	Contrafund®	Growth	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022
Cost of purchases	$5,482,525	$4,451,646	$15,291,991	$908,353	$153,260	$8,692,410	$749,123	$263,424
Proceeds from sales	(11,058,473)	(2,973,380)	(5,662,525)	(1,416,552)	(527,219)	(2,977,362)	(471,349)	(3,348,012)

							MML	MML
					Invesco V.I.	MML	American	American
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Aggressive	Funds	Funds
	Global	Health Care	Main Street	Technology	Money	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Cost of purchases	$12,756,282	$1,182,809	$17,318,738	$2,098,679	$483,824	$4,625,495	$1,629,459	$1,785,003
Proceeds from sales	(7,633,764)	(927,332)	(5,612,732)	(727,788)	(691,745)	(3,959,540)	(1,407,479)	(775,997)

MML
	American	MML		MML	MML			MML
	Funds	Balanced	MML	Blue Chip	Conservative	MML	MML	Equity
	International	Allocation	Blend	Growth	Allocation	Equity	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Cost of purchases	$441,911	$3,242,591	$2,599,051	$5,596,013	$2,738,820	$4,258,750	$3,866,533	$1,976,180
Proceeds from sales	(1,630,621)	(2,575,291)	(7,121,739)	(2,591,018)	(1,715,743)	(3,732,345)	(2,423,875)	(2,105,352)

	MML		MML	MML		MML		MML
	Focused	MML	Fundamental	Fundamental	MML	Growth	MML	Income
	Equity	Foreign	Equity	Value	Global	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Cost of purchases	$175,759	$1,066,183	$365,789	$619,861	$7,535,304	$8,821,742	$411,847	$2,985,931
Proceeds from sales	(37,930)	(1,009,456)	(165,892)	(426,301)	(1,312,968)	(5,674,735)	(384,515)	(3,585,253)
F-28

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

MML
	Inflation-	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Managed	Managed	Managed	MML	MML
	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth	Mid Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$1,184,319	$155,834	$1,652,136	$1,098,569	$124,917	$137,634	$20,473,351	$11,379,721
Proceeds from sales	(1,448,269)	(11,332)	(1,543,633)	(3,246,168)	(266,820)	(1,310,623)	(8,344,213)	(6,360,633)

MML
	MML	MML	MML	MML	MML	MML	Strategic	MML
	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging	Sustainable
	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Cost of purchases	$7,476,793	$369,653	$2,601,221	$3,798,519	$556,552	$3,615,733	$464,000	$4,827,072
Proceeds from sales	(9,500,880)	(428,495)	(2,374,759)	(1,108,399)	(96,580)	(1,731,977)	(102,881)	(3,529,827)

	MML		PIMCO	VY®
	Total	MML U.S.	Commodity-	CBRE
	Return	Government	RealReturn®	Global
	Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Cost of purchases	$224,256	$5,641,340	$2,331,112	$251,432
Proceeds from sales	(794,744)	(5,544,229)	(1,316,658)	(433,503)
F-29

Notes To Financial Statements (Continued)

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	VIP	International	Capital	Conservative	Invesco V.I.	Discovery	Diversified	Global Strategic
	Contrafund®	Growth	Appreciation	Balanced	Core Bond	Mid Cap Growth	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021
Cost of purchases	$15,677,410	$2,290,177	$3,663,909	$1,032,073	$285,446	$4,836,367	$476,576	$2,610,669
Proceeds from sales	(16,851,309)	(3,305,073)	(8,142,185)	(1,064,255)	(607,778)	(6,473,359)	(854,612)	(3,601,939)

6.       PURCHASE AND SALES OF INVESTMENTS (Continued)

	Invesco V.I. Global Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
2021 (Continued)
Cost of purchases	$6,063,495	$1,698,035	$3,865,618	$1,287,982	$247,683	$3,442,422	$2,836,604	$1,852,663
Proceeds from sales	(13,134,651)	(1,380,200)	(7,014,317)	(1,749,576)	(890,084)	(3,845,612)	(2,472,770)	(2,420,809)

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
2021 (Continued)
Cost of purchases	$132,026	$3,497,800	$21,863,270	$4,558,841	$4,774,367	$1,036,490	$1,050,324	$1,757,090
Proceeds from sales	(295,737)	(4,035,731)	(8,231,068)	(5,216,551)	(5,500,187)	(4,586,910)	(2,964,090)	(3,262,351)

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account
2021 (Continued)
Cost of purchases	$174,536	$359,267	$178,475	$361,045	$1,526,329	$2,473,281	$6,865,744	$771,492
Proceeds from sales	(109,737)	(1,078,709)	(92,326)	(216,407)	(1,583,219)	(5,032,045)	(6,473,988)	(370,617)
F-30

Notes To Financial Statements (Continued)

MML
	MML	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	International	Large Cap	Managed	Managed	Managed	MML
	& Growth	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Initial Class)	(Service Class)
2021 (Continued)
Cost of purchases	$880,412	$1,813,900	$35,549	$2,207,240	$2,485,790	$433,582	$323,468	$20,127,582
Proceeds from sales	(2,732,935)	(1,389,496)	(93,436)	(2,794,283)	(2,699,341)	(419,826)	(1,161,657)	(14,858,118)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

MML
		MML	MML	MML	MML	MML	MML	Strategic
	MML	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging
	Mid Cap Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)
Cost of purchases	$2,231,342	$7,062,514	$235,999	$1,887,915	$3,077,413	$128,648	$635,613	$351,200
Proceeds from sales	(6,215,894)	(9,527,169)	(491,742)	(3,357,876)	(2,955,502)	(157,142)	(2,705,167)	(132,833)

	MML		PIMCO	VY®
	Total	MML U.S.	Commodity-	Clarion
	Return	Government	RealReturn®	Global
	Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)
Cost of purchases	$656,648	$5,246,802	$434,047	$315,480
Proceeds from sales	(682,359)	(7,528,553)	(300,659)	(272,355)
F-31

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	VIP	International	Capital	Conservative	Invesco V.I.	Discovery	Diversified	Global Strategic
	Contrafund®	Growth	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022
Units purchased	25,710	50,301	14,153	2,867	207	11,979	3,941	17,530
Units withdrawn	(183,290)	(64,409)	(142,860)	(70,142)	(29,888)	(95,656)	(18,799)	(126,328)
Units transferred between Sub-Accounts and to/from General Account	(23,502)	(24,477)	(14,621)	(4,288)	(3,082)	(382)	5,736	(32,275)
Net increase (decrease)	(181,082)	(38,585)	(143,328)	(71,563)	(32,763)	(84,059)	(9,122)	(141,073)

							MML	MML
					Invesco V.I.	MML	American	American
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Aggressive	Funds	Funds
	Global	Health Care	Main Street	Technology	Money	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Units purchased	25,675	4,036	5,847	9,333	5,270	36,881	22,747	4,061
Units withdrawn	(192,747)	(22,423)	(153,179)	(50,107)	(49,306)	(134,242)	(47,516)	(12,415)
Units transferred between Sub-Accounts and to/from General Account	17,490	(3,251)	(15,256)	4,948	27,563	(37,555)	(1,452)	3,956
Net increase (decrease)	(149,582)	(21,638)	(162,588)	(35,826)	(16,473)	(134,916)	(26,221)	(4,398)

	MML
	American	MML		MML	MML			MML
	Funds	Balanced	MML	Blue Chip	Conservative	MML	MML	Equity
	International	Allocation	Blend	Growth	Allocation	Equity	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Units purchased	2,993	28,154	28,416	8,349	25,449	7,346	5,909	6,280
Units withdrawn	(11,226)	(108,781)	(222,438)	(38,060)	(79,771)	(102,218)	(44,896)	(54,028)
Units transferred between Sub-Accounts and to/from General Account	(78,116)	(1,016)	(17,185)	5,441	8,802	(22,110)	5,921	7,552
Net increase (decrease)	(86,349)	(81,643)	(211,207)	(24,270)	(45,520)	(116,982)	(33,066)	(40,196)

	MML		MML	MML		MML		MML
	Focused	MML	Fundamental	Fundamental	MML	Growth	MML	Income
	Equity	Foreign	Equity	Value	Global	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Units purchased	450	8,045	1,135	1,516	5,036	87,670	6,285	5,415
Units withdrawn	(724)	(60,923)	(1,325)	(10,444)	(60,485)	(247,267)	(13,164)	(95,975)
Units transferred between Sub-Accounts and to/from General Account	2,674	7,943	999	6,873	1,856	(6,305)	(1,325)	(22,440)
Net increase (decrease)	2,400	(44,935)	809	(2,055)	(53,593)	(165,902)	(8,204)	(113,000)
F-32

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML
	Inflation-	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Managed	Managed	Managed	MML	MML
	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth	Mid Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)				(Initial Class)	(Service Class)
Units purchased	10,888	487	5,175	20,139	778	7,608	9,081	6,868
Units withdrawn	(66,936)	(783)	(49,547)	(116,971)	(13,624)	(57,445)	(98,673)	(83,096)
Units transferred between Sub-Accounts and to/from General Account	(11,060)	13,961	(829)	(40,809)	(3,034)	(16,314)	(6,316)	(22,138)
Net increase (decrease)	(67,108)	13,665	(45,201)	(137,641)	(15,880)	(66,151)	(95,908)	(98,366)

							MML
	MML	MML	MML	MML	MML	MML	Strategic	MML
	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging	Sustainable
	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Units purchased	96,071	1,745	4,825	3,614	986	5,159	2,344	6,889
Units withdrawn	(437,625)	(27,832)	(35,025)	(20,753)	(2,007)	(29,212)	(4,818)	(67,417)
Units transferred between Sub-Accounts and to/from General Account	(74,697)	16,084	(12,000)	340	343	(3,638)	4,729	(11,190)
Net increase (decrease)	(416,251)	(10,003)	(42,200)	(16,799)	(678)	(27,691)	2,255	(71,718)

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
2022 (Continued)
Units purchased	5,084	39,939	5,391	2,143
Units withdrawn	(23,046)	(452,074)	(16,476)	(10,837)
Units transferred between Sub-Accounts and to/from General Account	(34,792)	422,480	59,282	(9,335)
Net increase (decrease)	(52,754)	10,345	48,197	(18,029)
F-33

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	VIP	International	Capital	Conservative	Invesco V.I.	Discovery	Diversified	Global Strategic
	Contrafund®	Growth	Appreciation	Balanced	Core Bond	Mid Cap Growth	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021
Units purchased	29,312	13,533	18,686	6,532	241	11,085	20,248	20,095
Units withdrawn	(225,489)	(76,991)	(163,065)	(46,693)	(31,164)	(169,121)	(35,128)	(145,416)
Units transferred between Sub-Accounts and to/from General Account	(41,580)	(16,419)	(41,593)	5,495	(1,643)	(45,000)	(13,143)	35,853
Net increase (decrease)	(237,757)	(79,876)	(185,973)	(34,666)	(32,566)	(203,036)	(28,023)	(89,468)

							MML	MML
					Invesco V.I.	MML	American	American
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Aggressive	Funds	Funds
	Global	Health Care	Main Street	Technology	Money	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)
Units purchased	27,037	14,128	16,886	14,434	16,682	46,498	23,832	5,067
Units withdrawn	(204,361)	(23,194)	(181,806)	(43,247)	(44,353)	(44,538)	(41,290)	(24,221)
Units transferred between Sub-Accounts and to/from General Account	(46,769)	(8,151)	(16,432)	(47,319)	(26,791)	(67,723)	19,198	6,658
Net increase (decrease)	(224,093)	(17,218)	(181,352)	(76,132)	(54,462)	(65,763)	1,741	(12,496)

	MML
	American	MML		MML	MML			MML
	Funds	Balanced	MML	Blue Chip	Conservative	MML	MML	Equity
	International	Allocation	Blend	Growth	Allocation	Equity	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)
Units purchased	3,734	48,810	55,726	10,514	27,412	16,613	8,284	12,021
Units withdrawn	(9,739)	(164,900)	(229,551)	(51,754)	(112,132)	(146,702)	(57,955)	(70,669)
Units transferred between Sub-Accounts and to/from General Account	(1,340)	52,258	8,535	(12,740)	18,026	(24,461)	(18,354)	(16,892)
Net increase (decrease)	(7,345)	(63,832)	(165,291)	(53,979)	(66,694)	(154,550)	(68,025)	(75,540)

	MML		MML	MML		MML	MML
	Focused	MML	Fundamental	Fundamental	MML	Growth	Growth	MML
	Equity	Foreign	Equity	Value	Global	& Income	Allocation	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)
Units purchased	566	8,521	1,910	1,935	7,001	7,986	107,745	6,795
Units withdrawn	(3,282)	(52,175)	(161)	(4,573)	(49,686)	(96,956)	(196,408)	(13,304)
Units transferred between Sub-Accounts and to/from General Account	3,278	(7,802)	(1,565)	8,371	(16,913)	(12,929)	(17,763)	16,038
Net increase (decrease)	562	(51,456)	183	5,733	(59,598)	(101,900)	(106,425)	9,529
F-34

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	International	Large Cap	Managed	Managed	Managed	MML
	& Growth	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)					(Initial Class)	(Service Class)
Units purchased	7,755	14,825	210	5,054	26,655	1,047	6,380	14,392
Units withdrawn	(72,927)	(79,828)	(2,139)	(70,396)	(115,798)	(10,898)	(61,515)	(121,873)
Units transferred between Sub-Accounts and to/from General Account	(7,842)	44,651	(2,889)	(6,486)	37,013	4,500	9,777	(29,629)
Net increase (decrease)	(73,014)	(20,352)	(4,818)	(71,828)	(52,129)	(5,351)	(45,359)	(137,109)

								MML
		MML	MML	MML	MML	MML	MML	Strategic
	MML	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging
	Mid Cap Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)
Units purchased	10,296	111,016	1,778	7,079	3,953	1,158	6,579	1,779
Units withdrawn	(90,872)	(274,750)	(30,770)	(44,544)	(36,427)	(2,545)	(38,528)	(4,647)
Units transferred between Sub-Accounts and to/from General Account	(12,164)	(73,568)	1,895	(16,132)	(13,287)	(780)	(12,457)	1,824
Net increase (decrease)	(92,740)	(237,303)	(27,097)	(53,596)	(45,761)	(2,167)	(44,407)	(1,044)

	MML		PIMCO	VY®
	Total	MML U.S.	Commodity-	Clarion
	Return	Government	RealReturn®	Global
	Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)
Units purchased	5,482	43,999	4,963	2,140
Units withdrawn	(34,135)	(607,625)	(30,218)	(11,958)
Units transferred between Sub-Accounts and to/from General Account	13,232	336,371	38,387	10,072
Net increase (decrease)	(15,421)	(227,256)	13,132	254
F-35

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years or periods in the five-year period ended December 31, 2022 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account
2022	1,770,324	$39.54	to	$41.96	$81,982,651	0.49%	1.18%	to	1.65%	(27.52)%	to	(27.18)%
2021	1,951,405	54.29	to	57.89	124,165,635	0.06	1.18	to	1.65	25.74	to	26.34
2020	2,189,162	42.98	to	46.03	111,040,179	0.25	1.18	to	1.65	28.43	to	29.04
2019	2,458,365	33.31	to	35.84	97,058,586	0.45	1.18	to	1.65	29.43	to	30.04
2018	2,852,362	25.61	to	27.69	86,647,526	0.69	1.18	to	1.65	(7.92)	to	(7.48)
Invesco Oppenheimer V.I. International Growth Sub-Account
2022	625,287	16.55	to	21.34	13,862,350	-	1.18	to	1.65	(28.32)	to	(27.98)
2021	663,871	22.98	to	29.77	20,843,401	-	1.18	to	1.65	8.42	to	8.93
2020	743,747	21.09	to	27.46	21,692,340	0.95	1.18	to	1.65	19.51	to	20.08
2019	821,541	17.57	to	22.97	20,045,116	1.05	1.18	to	1.65	26.50	to	27.09
2018	932,853	13.82	to	18.16	17,956,909	0.87	1.18	to	1.65	(20.74)	to	(20.37)
Invesco V.I. Capital Appreciation Sub-Account[4]
2022	1,395,741	21.78	to	28.44	36,335,263	-	1.18	to	1.65	(31.91)	to	(31.59)
2021	1,539,070	31.84	to	41.77	58,865,288	-	1.18	to	1.65	20.56	to	21.13
2020	1,725,042	26.28	to	34.65	54,747,632	-	1.18	to	1.65	34.35	to	34.99
2019	1,928,344	19.47	to	25.79	45,353,353	0.06	1.18	to	1.65	33.97	to	34.60
2018	2,206,998	14.47	to	19.25	38,605,250	0.32	1.18	to	1.65	(7.28)	to	(6.84)
Invesco V.I. Conservative Balanced Sub-Account[4]
2022	538,086	15.41	to	16.52	8,810,666	1.33	1.18	to	1.65	(18.21)	to	(17.83)
2021	609,649	18.84	to	20.11	12,168,551	1.50	1.18	to	1.65	8.82	to	9.34
2020	644,315	17.32	to	18.39	11,783,178	2.03	1.18	to	1.65	12.98	to	13.51
2019	735,358	15.33	to	16.20	11,866,075	2.26	1.18	to	1.65	15.59	to	16.14
2018	880,582	13.26	to	13.95	12,256,381	1.95	1.18	to	1.65	(6.88)	to	(6.44)
Invesco V.I. Core Plus Bond Sub-Account[5]
2022	241,891	-	-	13.65	3,302,845	1.94	-	-	1.40	-	-	(15.22)
2021	274,654	-	-	16.11	4,423,554	2.06	-	-	1.40	-	-	(3.02)
2020	307,220	-	-	16.61	5,101,912	3.04	-	-	1.40	-	-	8.18
2019	344,378	-	-	15.35	5,286,348	3.36	-	-	1.40	-	-	8.00
2018	403,191	-	-	14.21	5,730,494	3.34	-	-	1.40	-	-	(2.41)
Invesco V.I. Discovery Mid Cap Growth Sub-Account[4]
2022	1,308,273	14.78	to	25.23	25,719,155	-	1.18	to	1.65	(32.11)	to	(31.79)
2021	1,392,332	21.67	to	37.16	40,398,560	-	1.18	to	1.65	17.15	to	17.70
2020	1,595,368	18.41	to	31.72	39,287,678	0.04	1.18	to	1.65	38.39	to	39.04
2019	1,770,670	13.24	to	22.92	31,302,242	-	1.18	to	1.65	37.08	to	37.73
2018	2,000,926	9.61	to	16.72	25,803,288	-	1.18	to	1.65	(7.63)	to	(7.19)
Invesco V.I. Diversified Dividend Sub-Account
2022	203,141	14.71	to	15.28	3,160,867	1.87	1.18	to	1.65	(3.29)	to	(2.83)
2021	212,263	15.14	to	15.80	3,409,922	2.10	1.18	to	1.65	16.95	to	17.50
2020	240,286	12.89	to	13.51	3,284,410	3.04	1.18	to	1.65	(1.50)	to	(1.03)
2019	269,088	13.02	to	13.72	3,741,363	2.91	1.18	to	1.65	23.04	to	23.62
2018	305,713	10.53	to	11.15	3,439,650	2.30	1.18	to	1.65	(9.10)	to	(8.66)
Invesco V.I. Global Strategic Income Sub-Account[4]
2022	1,157,751	18.05	to	19.16	22,274,993	-	1.18	to	1.65	(12.91)	to	(12.50)
2021	1,298,824	20.73	to	21.90	28,594,630	4.61	1.18	to	1.65	(4.99)	to	(4.55)
2020	1,388,293	21.82	to	22.94	32,056,685	5.65	1.18	to	1.65	1.71	to	2.19
2019	1,613,991	21.45	to	22.45	36,509,037	3.79	1.18	to	1.65	8.99	to	9.50
2018	1,846,534	19.68	to	20.50	38,180,577	4.96	1.18	to	1.65	(5.97)	to	(5.53)
F-36

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Global Sub-Account⁴
2022	1,800,117	$27.66	to	$37.76	$59,290,668	-%	1.18%	to	1.65%	(32.88)%	to	(32.57)%
2021	1,949,699	41.02	to	56.26	95,547,935	-	1.18	to	1.65	13.60	to	14.13
2020	2,173,793	35.94	to	49.52	93,637,809	0.69	1.18	to	1.65	25.55	to	26.14
2019	2,454,009	28.49	to	39.45	84,208,630	0.91	1.18	to	1.65	29.63	to	30.24
2018	2,838,202	21.88	to	30.43	75,021,984	0.99	1.18	to	1.65	(14.61)	to	(14.20)
Invesco V.I. Health Care Sub-Account
2022	232,075	31.05	to	32.52	7,663,303	-	1.18	to	1.65	(14.73)	to	(14.33)
2021	253,713	36.24	to	38.14	9,806,628	0.21	1.18	to	1.65	10.46	to	10.98
2020	270,930	32.66	to	34.53	9,445,838	0.32	1.18	to	1.65	12.59	to	13.12
2019	301,899	28.87	to	30.67	9,295,690	0.04	1.18	to	1.65	30.34	to	30.95
2018	337,447	22.05	to	23.53	7,943,284	-	1.18	to	1.65	(0.76)	to	(0.29)
Invesco V.I. Main Street Sub-Account⁴
2022	1,414,996	25.54	to	26.76	38,464,419	1.45	1.18	to	1.65	(21.44)	to	(21.07)
2021	1,577,583	32.36	to	34.07	54,425,683	0.69	1.18	to	1.65	25.48	to	26.07
2020	1,758,935	25.67	to	27.15	48,247,129	1.48	1.18	to	1.65	12.08	to	12.61
2019	2,019,490	22.79	to	24.22	49,289,876	1.06	1.18	to	1.65	29.92	to	30.53
2018	2,295,601	17.46	to	18.64	42,970,499	1.16	1.18	to	1.65	(9.40)	to	(8.97)
Invesco V.I. Technology Sub-Account
2022	475,023	7.53	to	7.85	3,771,368	-	1.18	to	1.65	(40.93)	to	(40.65)
2021	510,849	12.75	to	13.23	6,848,055	-	1.18	to	1.65	12.54	to	13.07
2020	586,980	11.33	to	11.70	6,967,630	-	1.18	to	1.65	43.73	to	44.40
2019	642,180	7.88	to	8.10	5,282,975	-	1.18	to	1.65	33.66	to	34.29
2018	802,248	5.90	to	6.03	4,919,840	-	1.18	to	1.65	(2.09)	to	(1.63)
Invesco V.I. U.S. Government Money Sub-Account⁴
2022	412,683	9.69	to	10.33	4,454,160	1.26	1.18	to	1.65	(0.37)	to	0.10
2021	429,155	9.73	to	10.32	4,661,037	0.01	1.18	to	1.65	(1.63)	to	(1.17)
2020	483,617	9.89	to	10.44	5,303,346	0.24	1.18	to	1.65	(1.42)	to	(0.95)
2019	588,953	10.03	to	10.54	6,553,421	1.70	1.18	to	1.65	0.04	to	0.51
2018	657,453	10.03	to	10.49	7,280,429	1.34	1.18	to	1.65	(0.31)	to	0.16
MML Aggressive Allocation Sub-Account
2022	1,051,581	20.73	to	22.24	23,360,153	2.05	1.18	to	1.65	(17.27)	to	(16.88)
2021	1,186,496	25.06	to	26.76	31,710,549	1.24	1.18	to	1.65	14.74	to	15.28
2020	1,252,260	21.84	to	23.21	29,017,593	1.62	1.18	to	1.65	11.49	to	12.02
2019	1,294,689	19.59	to	20.72	26,785,270	1.96	1.18	to	1.65	21.91	to	22.48
2018	1,347,559	16.07	to	16.92	22,764,574	1.37	1.18	to	1.65	(9.63)	to	(9.20)
MML American Funds Core Allocation Sub-Account
2022	469,342	-	-	24.52	11,509,924	2.13	-	-	1.18	-	-	(14.71)
2021	495,563	-	-	28.75	14,249,445	1.31	-	-	1.18	-	-	11.53
2020	493,822	-	-	25.78	12,731,471	1.75	-	-	1.18	-	-	10.08
2019	521,484	-	-	23.42	12,213,507	2.42	-	-	1.18	-	-	16.73
2018	556,398	-	-	20.06	11,163,119	1.76	-	-	1.18	-	-	(5.96)
MML American Funds Growth Sub-Account
2022	106,486	-	-	50.28	5,354,146	0.43	-	-	1.18	-	-	(31.11)
2021	110,885	-	-	72.99	8,092,910	-	-	-	1.18	-	-	20.12
2020	123,381	-	-	60.76	7,496,621	0.72	-	-	1.18	-	-	49.64
2019	129,472	-	-	40.60	5,257,131	0.32	-	-	1.18	-	-	28.70
2018	124,277	-	-	31.55	3,921,010	0.27	-	-	1.18	-	-	(1.82)
MML American Funds International Sub-Account⁶
2022	-	-	-	-	-	-	-	-	-	-	-	-
2021	86,348	-	-	22.52	1,944,596	0.12	-	-	1.18	-	-	(3.11)
2020	93,693	-	-	23.24	2,177,663	0.99	-	-	1.18	-	-	12.11
2019	116,551	-	-	20.73	2,416,294	2.71	-	-	1.18	-	-	20.88
2018	123,514	-	-	17.15	2,118,403	0.85	-	-	1.18	-	-	(14.54)
F-37

Notes To Financial Statements (Continued)

8.       FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Balanced Allocation Sub-Account
2022	1,163,462	$16.22	to	$17.39	$20,054,945	3.63%	1.18%	to	1.65%	(16.12)%	to	(15.73)%
2021	1,245,106	19.33	to	20.64	25,473,633	1.26	1.18	to	1.65	8.18	to	8.69
2020	1,308,938	17.87	to	18.99	24,673,106	2.66	1.18	to	1.65	9.12	to	9.63
2019	1,425,889	16.38	to	17.32	24,533,294	2.55	1.18	to	1.65	14.84	to	15.38
2018	1,548,150	14.26	to	15.01	23,095,568	2.29	1.18	to	1.65	(6.04)	to	(5.60)
MML Blend Sub-Account
2022	2,117,617	24.10	to	26.16	53,407,684	1.35	1.18	to	1.65	(17.95)	to	(17.57)
2021	2,328,823	29.38	to	31.74	71,335,958	2.12	1.18	to	1.65	13.14	to	13.68
2020	2,494,114	25.96	to	27.92	67,254,680	-	1.18	to	1.65	11.02	to	11.54
2019	2,740,641	23.39	to	25.03	66,187,864	2.42	1.18	to	1.65	19.40	to	19.96
2018	3,077,713	19.59	to	20.87	62,141,024	2.10	1.18	to	1.65	(5.91)	to	(5.47)
MML Blue Chip Growth Sub-Account
2022	465,455	41.72	to	45.76	20,908,978	-	1.18	to	1.65	(40.49)	to	(40.21)
2021	489,724	70.10	to	76.53	36,800,409	-	1.18	to	1.65	14.44	to	14.97
2020	543,704	61.26	to	66.56	35,544,312	-	1.18	to	1.65	32.20	to	32.83
2019	600,266	46.34	to	50.11	29,576,500	-	1.18	to	1.65	27.72	to	28.32
2018	661,091	36.28	to	39.05	25,412,017	-	1.18	to	1.65	0.20	to	0.68
MML Conservative Allocation Sub-Account
2022	913,423	15.40	to	16.52	14,976,095	3.93	1.18	to	1.65	(16.13)	to	(15.74)
2021	958,943	18.37	to	19.61	18,659,903	1.25	1.18	to	1.65	6.82	to	7.33
2020	1,025,637	17.19	to	18.27	18,599,923	2.72	1.18	to	1.65	8.13	to	8.64
2019	1,120,073	15.90	to	16.82	18,692,829	2.70	1.18	to	1.65	13.31	to	13.85
2018	1,187,846	14.03	to	14.77	17,418,902	2.52	1.18	to	1.65	(5.08)	to	(4.63)
MML Equity Sub-Account
2022	1,147,772	24.12	to	27.02	29,112,471	1.62	1.18	to	1.65	(6.20)	to	(5.76)
2021	1,264,754	25.72	to	28.67	34,022,495	1.66	1.18	to	1.65	28.13	to	28.73
2020	1,419,304	20.07	to	22.27	29,572,459	2.30	1.18	to	1.65	1.34	to	1.82
2019	1,607,887	19.81	to	21.87	32,899,993	2.03	1.18	to	1.65	23.86	to	24.45
2018	1,777,279	15.99	to	17.58	29,256,750	1.76	1.18	to	1.65	(11.47)	to	(11.05)
MML Equity Income Sub-Account
2022	475,610	35.38	to	38.81	18,170,386	1.75	1.18	to	1.65	(5.14)	to	(4.70)
2021	508,676	37.30	to	40.72	20,410,370	2.23	1.18	to	1.65	23.53	to	24.11
2020	576,701	30.20	to	32.81	18,656,155	2.39	1.18	to	1.65	(0.32)	to	0.15
2019	623,194	30.30	to	32.76	20,158,148	2.29	1.18	to	1.65	24.38	to	24.97
2018	697,263	24.36	to	26.22	18,063,576	1.88	1.18	to	1.65	(10.86)	to	(10.43)
MML Equity Index Sub-Account
2022	620,659	27.52	to	28.87	18,067,770	1.02	1.18	to	1.65	(19.83)	to	(19.45)
2021	660,854	34.17	to	36.02	23,937,630	1.25	1.18	to	1.65	26.09	to	26.68
2020	736,394	26.97	to	28.56	21,075,642	1.70	1.18	to	1.65	16.13	to	16.67
2019	799,452	23.12	to	24.60	19,597,582	2.66	1.18	to	1.65	28.72	to	29.32
2018	902,013	17.87	to	19.11	17,095,272	1.53	1.18	to	1.65	(6.37)	to	(5.93)
MML Focused Equity Sub-Account
2022	29,349	29.86	to	31.39	912,867	0.65	1.18	to	1.65	(6.57)	to	(6.13)
2021	26,949	31.96	to	33.44	894,408	0.92	1.18	to	1.65	19.89	to	20.45
2020	26,387	26.66	to	27.76	725,110	0.64	1.18	to	1.65	10.69	to	11.22
2019	30,588	24.08	to	24.96	757,115	0.04	1.18	to	1.65	27.60	to	28.20
2018	31,166	18.87	to	19.47	602,613	2.27	1.18	to	1.65	(0.67)	to	(0.20)
F-38

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Foreign Sub-Account
2022	486,450	$13.58	to	$13.91	$6,831,073	3.79%	1.18%	to	1.65%	(15.98)%	to	(15.58)%
2021	531,385	16.09	to	16.55	8,849,294	2.55	1.18	to	1.65	11.20	to	11.72
2020	582,840	14.40	to	14.89	8,703,291	2.99	1.18	to	1.65	4.20	to	4.69
2019	642,373	13.76	to	14.29	9,170,397	1.77	1.18	to	1.65	11.31	to	11.84
2018	707,403	12.30	to	12.83	9,040,775	2.24	1.18	to	1.65	(17.28)	to	(16.89)
MML Fundamental Equity Sub-Account
2022	33,095	27.14	to	28.53	940,986	0.36	1.18	to	1.65	(21.74)	to	(21.37)
2021	32,284	34.68	to	36.29	1,167,304	0.32	1.18	to	1.65	25.30	to	25.89
2020	32,101	27.67	to	28.83	922,432	-	1.18	to	1.65	17.63	to	18.19
2019	27,078	23.53	to	24.39	657,507	0.43	1.18	to	1.65	31.15	to	31.77
2018	23,098	17.94	to	18.51	425,593	1.09	1.18	to	1.65	(1.00)	to	(0.53)
MML Fundamental Value Sub-Account
2022	61,358	21.75	to	22.87	1,393,994	0.82	1.18	to	1.65	(6.58)	to	(6.14)
2021	63,413	23.28	to	24.36	1,536,269	1.67	1.18	to	1.65	27.56	to	28.16
2020	57,680	18.25	to	19.01	1,091,877	1.09	1.18	to	1.65	0.69	to	1.17
2019	60,094	18.12	to	18.79	1,124,048	1.67	1.18	to	1.65	20.49	to	21.05
2018	76,076	15.04	to	15.52	1,176,739	1.54	1.18	to	1.65	(12.03)	to	(11.61)
MML Global Sub-Account
2022	608,358	13.47	to	17.48	10,712,032	1.64	1.18	to	1.65	(19.06)	to	(18.68)
2021	661,950	16.57	to	21.59	14,366,310	0.91	1.18	to	1.65	15.50	to	16.05
2020	721,548	14.28	to	18.69	13,496,602	1.05	1.18	to	1.65	12.10	to	12.63
2019	795,611	12.68	to	16.68	13,198,078	0.58	1.18	to	1.65	28.45	to	29.05
2018	899,038	9.82	to	12.98	11,557,879	1.10	1.18	to	1.65	(11.06)	to	(10.64)
MML Growth Allocation Sub-Account
2022	2,441,861	19.06	to	20.45	49,826,191	2.66	1.18	to	1.65	(16.68)	to	(16.29)
2021	2,607,763	22.88	to	24.43	63,570,385	1.57	1.18	to	1.65	12.46	to	12.99
2020	2,714,189	20.34	to	21.62	58,560,778	2.08	1.18	to	1.65	10.91	to	11.44
2019	2,819,559	18.34	to	19.40	54,605,097	2.29	1.18	to	1.65	19.23	to	19.79
2018	3,035,628	15.38	to	16.19	49,087,115	1.80	1.18	to	1.65	(8.44)	to	(8.00)
MML High Yield Sub-Account
2022	160,734	15.91	to	16.88	2,686,580	7.39	1.18	to	1.65	(13.41)	to	(13.00)
2021	168,938	18.37	to	19.40	3,249,709	8.45	1.18	to	1.65	6.11	to	6.61
2020	159,409	17.31	to	18.20	2,878,160	0.02	1.18	to	1.65	3.65	to	4.14
2019	177,623	16.70	to	17.48	3,079,517	5.92	1.18	to	1.65	10.03	to	10.55
2018	190,824	15.18	to	15.81	2,995,572	6.05	1.18	to	1.65	(5.13)	to	(4.68)
MML Income & Growth Sub-Account
2022	775,986	24.33	to	24.66	22,315,525	1.42	1.18	to	1.65	(1.94)	to	(1.48)
2021	888,985	24.70	to	25.15	25,929,813	1.77	1.18	to	1.65	24.21	to	24.79
2020	961,999	19.79	to	20.25	22,487,171	2.03	1.18	to	1.65	1.34	to	1.82
2019	1,074,242	19.44	to	19.98	24,678,743	1.96	1.18	to	1.65	22.40	to	22.97
2018	1,251,528	15.81	to	16.33	23,396,608	1.74	1.18	to	1.65	(13.14)	to	(12.73)
MML Inflation-Protected and Income Sub-Account
2022	561,291	13.49	to	14.79	8,162,602	2.58	1.18	to	1.65	(14.76)	to	(14.36)
2021	628,399	15.82	to	17.27	10,680,787	1.07	1.18	to	1.65	4.66	to	5.15
2020	648,751	15.12	to	16.43	10,495,142	0.11	1.18	to	1.65	9.30	to	9.81
2019	728,154	13.83	to	14.96	10,737,757	2.38	1.18	to	1.65	6.54	to	7.04
2018	794,266	12.98	to	13.97	10,947,233	3.09	1.18	to	1.65	(2.91)	to	(2.45)
F-39

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML International Equity Sub-Account
2022	25,296	$-	-	$10.40	$263,014	0.76%	-%	-	1.18%	-%	-	(16.34)%
2021	11,630	-	-	12.43	144,550	0.46	-	-	1.18	-	-	10.19
2020	16,448	-	-	11.28	185,530	2.84	-	-	1.18	-	-	3.84
2019	16,121	-	-	10.86	175,122	1.88	-	-	1.18	-	-	22.89
2018	11,061	-	-	8.84	97,776	1.53	-	-	1.18	-	-	(24.94)
MML Large Cap Growth Sub-Account
2022	589,822	19.44	to	22.90	13,154,262	-	1.18	to	1.65	(28.73)	to	(28.40)
2021	635,022	27.15	to	32.13	19,818,248	0.05	1.18	to	1.65	16.48	to	17.03
2020	706,850	23.20	to	27.58	18,956,578	0.33	1.18	to	1.65	29.62	to	30.23
2019	789,748	17.81	to	21.28	16,313,116	0.59	1.18	to	1.65	29.83	to	30.44
2018	923,652	13.66	to	16.39	14,634,567	0.63	1.18	to	1.65	(3.87)	to	(3.42)
MML Managed Bond Sub-Account (Initial Class)
2022	953,932	17.39	to	18.30	17,681,015	3.04	1.18	to	1.65	(16.40)	to	(16.00)
2021	1,091,572	20.80	to	21.79	24,101,131	3.17	1.18	to	1.65	(0.84)	to	(0.37)
2020	1,143,702	20.97	to	21.87	25,360,257	0.09	1.18	to	1.65	5.95	to	6.45
2019	1,241,432	19.79	to	20.55	25,864,236	3.67	1.18	to	1.65	8.01	to	8.52
2018	1,386,407	18.32	to	18.93	26,616,908	3.44	1.18	to	1.65	(2.08)	to	(1.61)
MML Managed Bond Sub-Account (Service Class)
2022	165,674	-	-	11.83	1,960,510	2.75	-	-	1.40	-	-	(16.40)
2021	181,555	-	-	14.15	2,569,838	2.90	-	-	1.40	-	-	(0.84)
2020	186,906	-	-	14.27	2,667,908	0.10	-	-	1.40	-	-	5.95
2019	184,230	-	-	13.47	2,482,039	3.51	-	-	1.40	-	-	8.01
2018	184,606	-	-	12.47	2,302,589	3.13	-	-	1.40	-	-	(2.07)
MML Managed Volatility Sub-Account
2022	464,736	14.91	to	16.36	7,489,945	0.48	1.18	to	1.65	(13.48)	to	(13.08)
2021	530,888	17.23	to	18.82	9,849,304	0.97	1.18	to	1.65	9.72	to	10.23
2020	576,247	15.70	to	17.07	9,706,307	1.37	1.18	to	1.65	4.93	to	5.43
2019	640,820	14.96	to	16.19	10,244,289	1.60	1.18	to	1.65	10.07	to	10.58
2018	727,128	13.60	to	14.64	10,526,880	1.20	1.18	to	1.65	(6.26)	to	(5.81)
MML Mid Cap Growth Sub-Account
2022	934,023	51.28	to	61.06	62,311,170	-	1.18	to	1.65	(26.34)	to	(25.99)
2021	1,029,932	69.29	to	82.89	93,047,597	-	1.18	to	1.65	11.36	to	11.88
2020	1,167,041	61.93	to	74.43	94,982,698	0.08	1.18	to	1.65	23.51	to	24.10
2019	1,322,636	49.91	to	60.26	87,140,274	0.02	1.18	to	1.65	29.15	to	29.76
2018	1,527,705	38.46	to	46.66	77,934,117	-	1.18	to	1.65	(3.78)	to	(3.33)
MML Mid Cap Value Sub-Account
2022	709,587	54.84	to	60.96	41,134,086	2.07	1.18	to	1.65	(2.94)	to	(2.49)
2021	807,953	56.50	to	62.51	48,086,111	1.43	1.18	to	1.65	21.30	to	21.87
2020	900,692	46.58	to	51.29	43,997,804	1.76	1.18	to	1.65	0.04	to	0.52
2019	996,092	46.56	to	51.03	48,415,559	1.62	1.18	to	1.65	27.02	to	27.62
2018	1,158,386	36.66	to	39.99	44,192,957	1.51	1.18	to	1.65	(14.42)	to	(14.02)
MML Moderate Allocation Sub-Account
2022	2,677,267	17.31	to	18.57	49,453,476	3.23	1.18	to	1.65	(16.36)	to	(15.97)
2021	3,093,518	20.69	to	22.09	67,989,941	1.35	1.18	to	1.65	10.16	to	10.68
2020	3,330,821	18.78	to	19.96	66,164,918	2.48	1.18	to	1.65	8.73	to	9.25
2019	3,611,492	17.28	to	18.27	65,691,438	2.57	1.18	to	1.65	16.64	to	17.19
2018	3,713,575	14.81	to	15.59	57,665,894	2.13	1.18	to	1.65	(7.04)	to	(6.60)
F-40

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Short-Duration Bond Sub-Account
2022	200,603	$9.54	to	$10.12	$2,000,988	3.03%	1.18%	to	1.65%	(9.50)%	to	(9.07)%
2021	210,606	10.54	to	11.13	2,315,285	2.93	1.18	to	1.65	0.03	to	0.50
2020	237,704	10.54	to	11.08	2,598,079	-	1.18	to	1.65	(0.32)	to	0.15
2019	254,160	10.57	to	11.06	2,782,573	3.08	1.18	to	1.65	2.47	to	2.95
2018	244,808	10.31	to	10.74	2,605,175	2.66	1.18	to	1.65	(0.38)	to	0.09
MML Small Cap Equity Sub-Account
2022	403,547	40.78	to	41.00	17,608,014	0.70	1.18	to	1.65	(17.25)	to	(16.87)
2021	445,746	49.29	to	49.31	23,414,026	0.43	1.18	to	1.65	20.74	to	21.31
2020	499,342	40.65	to	40.82	21,643,745	0.54	1.18	to	1.65	18.72	to	19.28
2019	552,308	34.08	to	34.38	20,109,287	0.47	1.18	to	1.65	24.40	to	24.98
2018	617,042	27.27	to	27.64	18,014,617	0.48	1.18	to	1.65	(11.66)	to	(11.25)
MML Small Cap Growth Equity Sub-Account
2022	288,359	31.17	to	41.91	11,374,590	-	1.18	to	1.65	(24.41)	to	(24.06)
2021	305,158	41.05	to	55.45	15,889,593	-	1.18	to	1.65	5.55	to	6.05
2020	350,919	38.71	to	52.53	17,106,476	-	1.18	to	1.65	33.41	to	34.03
2019	398,655	28.88	to	39.38	14,499,449	-	1.18	to	1.65	32.13	to	32.75
2018	444,467	21.75	to	29.80	12,156,107	-	1.18	to	1.65	(6.44)	to	(6.00)
MML Small Company Value Sub-Account
2022	24,694	-	-	34.78	858,826	-	-	-	1.18	-	-	(16.05)
2021	25,371	-	-	41.43	1,051,122	0.19	-	-	1.18	-	-	23.65
2020	27,538	-	-	33.50	922,646	0.06	-	-	1.18	-	-	7.65
2019	31,116	-	-	31.12	968,452	0.08	-	-	1.18	-	-	23.79
2018	33,111	-	-	25.14	832,523	0.19	-	-	1.18	-	-	(14.22)
MML Small/Mid Cap Value Sub-Account
2022	252,726	38.86	to	42.63	10,647,366	1.25	1.18	to	1.65	(17.07)	to	(16.68)
2021	280,417	46.86	to	51.16	14,187,869	1.01	1.18	to	1.65	33.72	to	34.35
2020	324,824	35.05	to	38.08	12,237,542	1.07	1.18	to	1.65	2.94	to	3.42
2019	334,180	34.05	to	36.82	12,177,836	0.61	1.18	to	1.65	18.31	to	18.86
2018	367,249	28.78	to	30.98	11,256,245	0.47	1.18	to	1.65	(16.32)	to	(15.93)
MML Strategic Emerging Markets Sub-Account
2022	71,106	-	-	12.44	884,656	2.90	-	-	1.18	-	-	(27.69)
2021	68,851	-	-	17.21	1,184,646	-	-	-	1.18	-	-	(9.43)
2020	69,895	-	-	19.00	1,327,782	0.20	-	-	1.18	-	-	15.88
2019	87,776	-	-	16.39	1,438,893	0.01	-	-	1.18	-	-	23.71
2018	105,605	-	-	13.25	1,399,351	-	-	-	1.18	-	-	(13.63)
MML Sustainable Equity Sub-Account⁴
2022	711,380	35.32	to	38.74	27,085,974	0.94	1.18	to	1.65	(18.37)	to	(17.99)
2021	783,098	43.26	to	47.23	36,368,901	0.83	1.18	to	1.65	25.07	to	25.65
2020	884,997	34.59	to	37.59	32,745,308	0.91	1.18	to	1.65	12.64	to	13.17
2019	994,687	30.71	to	33.22	32,528,962	0.95	1.18	to	1.65	29.93	to	30.55
2018	1,098,861	23.64	to	25.44	27,553,454	0.86	1.18	to	1.65	(6.76)	to	(6.32)
MML Total Return Bond Sub-Account
2022	207,352	9.35	to	9.83	2,020,159	1.31	1.18	to	1.65	(16.29)	to	(15.90)
2021	260,106	11.17	to	11.69	3,017,232	1.63	1.18	to	1.65	(3.12)	to	(2.66)
2020	275,526	11.53	to	12.01	3,285,366	3.07	1.18	to	1.65	6.82	to	7.32
2019	183,407	10.79	to	11.19	2,041,095	2.92	1.18	to	1.65	6.87	to	7.38
2018	179,359	10.10	to	10.42	1,860,517	1.75	1.18	to	1.65	(1.99)	to	(1.52)
F-41

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML U.S. Government Money Market Sub-Account
2022	2,276,959	$8.37	to	$8.98	$20,166,799	1.22%	1.18%	to	1.65%	(0.44)%	to	0.03%
2021	2,266,614	8.41	to	8.98	20,069,406	-	1.18	to	1.65	(1.64)	to	(1.17)
2020	2,493,870	8.55	to	9.08	22,351,977	0.23	1.18	to	1.65	(1.41)	to	(0.95)
2019	2,312,249	8.67	to	9.17	20,947,651	1.70	1.18	to	1.65	0.04	to	0.52
2018	2,487,601	8.66	to	9.12	22,451,476	1.32	1.18	to	1.65	(0.33)	to	0.14
Oppenheimer Global Multi-Alternatives Sub-Account
2022	-	-	-	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-	-	-	-
2018	6,310	-	-	9.12	57,570	0.17	-	-	1.18	-	-	(4.44)
PIMCO CommodityRealReturn® Strategy Sub-Account
2022	278,210	7.21	to	7.80	2,133,154	22.65	1.18	to	1.65	6.89	to	7.39
2021	230,012	6.75	to	7.26	1,651,829	4.17	1.18	to	1.65	30.93	to	31.55
2020	216,880	5.15	to	5.52	1,186,511	6.34	1.18	to	1.65	(0.43)	to	0.04
2019	238,693	5.18	to	5.52	1,305,900	4.35	1.18	to	1.65	9.53	to	10.04
2018	256,401	4.73	to	5.02	1,275,354	1.98	1.18	to	1.65	(15.61)	to	(15.21)
VY® CBRE Global Real Estate Sub-Account
2022	105,824	14.46	to	15.64	1,624,111	2.91	1.18	to	1.65	(26.35)	to	(26.00)
2021	123,852	19.63	to	21.13	2,570,023	2.59	1.18	to	1.65	31.95	to	32.57
2020	123,598	14.88	to	15.94	1,938,260	5.75	1.18	to	1.65	(6.60)	to	(6.15)
2019	137,153	15.93	to	16.98	2,293,585	2.62	1.18	to	1.65	22.31	to	22.89
2018	156,547	13.02	to	13.82	2,133,623	5.20	1.18	to	1.65	(10.25)	to	(9.82)

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
[2]	The expense ratios represent the annualized policy expense of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.
[4]	See Note 2 to the financial statements for the previous name of this Sub-Account.
[5]	After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond. Financial highlights for the years 2018-2021 correspond to the Invesco V.I. Core Bond Sub-Account.
[6]	For the period January 1, 2022 to November 4, 2022. Effective November 4, 2022 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.
F-42

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to
This charge is assessed through a reduction in unit values.	1.03% - 1.50% of the daily value of the assets
invested in each fund.

Administrative Charge	This charge is equal, on an annual basis, to 0.15%
This charge is assessed through a reduction in unit values.	of the daily value of the assets invested in each
fund.

Annual Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge	0.00% - 8.00%
This charge is assessed through the redemption of units.

Death Benefit Options
Charges for these options are annualized and are assessed through a redemption of units.

A. Reset Death Benefit**	0.00% - 0.20%

B. Ratchet Death Benefit***	0.00% - 0.70%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, contracts issued on or after September 10, 2001 will receive an increase in the contract value allocated to the fund by 0.15% on each contract anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the contract value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at contract issue, 0.50% if age 61 through age 70 at contract issue, and 0.70% if age 71 or older at contract issue, of the contract value allocated to the funds.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2023, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-43